N-2 - USD ($)					3 Months Ended													12 Months Ended
	Jan. 27, 2026	Mar. 19, 2025	Mar. 17, 2025	Mar. 14, 2025	Mar. 17, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cover [Abstract]
Entity Central Index Key	0001653384
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Runway Growth Finance Corp.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	2025
Stockholder transaction expenses:
Sales load (as a percentage of offering price)	—	%(1)
Offering expenses (as a percentage of offering price)	—	%(2)
Dividend reinvestment plan expenses	—	%(3)
Total stockholder transaction expenses (as a percentage of offering price)	—%
Annual expenses (as a percentage of net assets attributable to common stock):
Management Fee payable under the Advisory Agreement	3.23	%(4)(8)
Incentive Fee payable under the Advisory Agreement	2.91	%(5) (8)
Interest payments and fees paid on borrowed funds	9.57	%(6) (8)
Other expenses	1.49	%(7)(8)
Total annual expenses	17.20%
(1)	In the event that the securities are sold to or through underwriters, a related prospectus supplement will disclose the applicable sales load (underwriting discount or commission).
(2)

A related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the estimated amount of offering expenses borne by the Company as a percentage of the offering price.

(3)	The expenses of the dividend reinvestment plan are included in “other expenses” in the table above. For additional information, see “Dividend Reinvestment Plan.”

Sales Load [Percent]
Dividend Reinvestment and Cash Purchase Fees
Underwriters Compensation [Percent]	3.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]
Annual Expenses [Table Text Block]

	2025
Stockholder transaction expenses:
Sales load (as a percentage of offering price)	—	%(1)
Offering expenses (as a percentage of offering price)	—	%(2)
Dividend reinvestment plan expenses	—	%(3)
Total stockholder transaction expenses (as a percentage of offering price)	—%
Annual expenses (as a percentage of net assets attributable to common stock):
Management Fee payable under the Advisory Agreement	3.23	%(4)(8)
Incentive Fee payable under the Advisory Agreement	2.91	%(5) (8)
Interest payments and fees paid on borrowed funds	9.57	%(6) (8)
Other expenses	1.49	%(7)(8)
Total annual expenses	17.20%
(4)

Assumes the base management fee will be an amount equal to 0.375% (1.50% annualized) of our average daily Gross Assets during the most recently completed calendar quarter. See “Management and Other Agreements.”

(5)	The incentive fee, which provides Runway Growth Capital with a share of the income that Runway Growth Capital generates for us, consists of an Investment Income Fee and a Capital Gains Fee.

Under the Income Incentive Fee, we pay Runway Growth Capital each quarter an incentive fee with respect to our Pre-Incentive Fee net investment income. The Income Incentive Fee is calculated and payable quarterly in arrears based on the Pre-Incentive Fee net investment income for the immediately preceding fiscal quarter. Payments based on Pre-Incentive Fee net investment income will be based on the Pre-Incentive Fee net investment income earned for the quarter. Pre-Incentive Fee net investment income, expressed as a rate of return on the value of our net assets (defined as total assets less liabilities) at the end of the immediately preceding fiscal quarter, will be compared to a “hurdle rate” of 2.0% per quarter (8.0% annualized). We will pay Runway Growth Capital an Income Incentive Fee with respect to the our Pre-Incentive Fee net investment income in each calendar quarter as follows: (1) no Income Incentive Fee in any calendar quarter in which our Pre-Incentive Fee net investment income does not exceed the hurdle rate of 2.0%; (2) 80% of our Pre-Incentive Fee net investment income with respect to that portion of such Pre-Incentive Fee net investment income, if any, that exceeds the hurdle rate but is less than 2.667% in any calendar quarter (10.668% annualized) (the portion of our Pre-Incentive Fee net investment income that exceeds the hurdle but is less than 2.667% is referred to as the “catch-up”; the “catch-up” is meant to provide Runway Growth Capital with 20.0% of our Pre-Incentive Fee net investment income as if a hurdle did not apply if our Pre-Incentive Fee net investment income exceeds 2.667% in any calendar quarter (10.668% annualized)); and (3) 20.0% of the amount of our Pre-Incentive Fee net investment income, if any, that exceeds 2.667% in any calendar quarter (10.668% annualized) payable to Runway Growth Capital (once the hurdle is reached and the catch-up is achieved, 20.0% of all Pre-Incentive Fee net investment income thereafter is allocated to Runway Growth Capital).

Under the Capital Gains Fee, we will pay Runway Growth Capital, as of the end of each calendar year, 20.0% of our aggregate cumulative realized capital gains, if any, from the date of our election to be regulated as a BDC through the end of that calendar year, computed net of our aggregate cumulative realized capital losses and aggregate cumulative unrealized capital depreciation through the end of such year, less the aggregate amount of any previously paid Capital Gains Fee. See “Management and Other Agreements.”

(6)

Interest payments on borrowed funds represents an estimate of our annualized interest expense based on borrowings under the Credit Agreement and the 2026 Notes and 2027 Notes. The assumed weighted average interest rate on our total debt outstanding was 7.41%. Assumes we have on average $362 million outstanding under the Credit Agreement and average $240 million in aggregate principal amount of the 2026 Notes and 2027 Notes outstanding. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may also issue additional debt securities or preferred stock, subject to our compliance with applicable requirements under the 1940 Act.

(7)

Includes our overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Adviser. See “Management and Other Agreements.” We based these expenses on estimated amounts for the current fiscal year.

(8)	Estimated.

Management Fees [Percent]																		3.23%
Interest Expenses on Borrowings [Percent]																		9.57%
Incentive Fees [Percent]																		2.91%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]																		1.49%
Total Annual Expenses [Percent]																		17.20%
Expense Example [Table Text Block]	Transaction expenses are included in the following example.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return from realized capital gains	$172	$456	$675	$1,026

Expense Example, Year 01	$ 172,000
Expense Example, Years 1 to 3	456,000
Expense Example, Years 1 to 5	675,000
Expense Example, Years 1 to 10	$ 1,026,000
Other Expenses, Note [Text Block]																		Includes our overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Adviser. See “Management and Other Agreements.” We based these expenses on estimated amounts for the current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]																		Assumes the base management fee will be an amount equal to 0.375% (1.50% annualized) of our average daily Gross Assets during the most recently completed calendar quarter. See “Management and Other Agreements.”
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Information about our senior securities is shown in the following table as of September 30, 2024 (unaudited) and December 31, 2023 (in thousands).

	Total Amount
	Outstanding		Involuntary
	Exclusive of	Asset	Liquidating	Average
	Treasury	Coverage	Preference	Market Value
Class and Period	Securities(1)	per Unit(2)	per Unit(3)	per Unit(4)
2027 Notes
September 30, 2024 (unaudited)	$152,250	$4,332	—	N/A
December 31, 2023	$152,250	$4,593	—	N/A
December 31, 2022	$152,250	$4,784	—	N/A
December 31, 2021	$—	$—	—	N/A
December 31, 2020	$—	$—	—	N/A
December 31, 2019	$—	$—	—	N/A
December 31, 2018	$—	$—	—	N/A
2026 Notes
September 30, 2024 (unaudited)	$95,000	$6,341	—	N/A
December 31, 2023	$95,000	$6,759	—	N/A
December 31, 2022	$70,000	$9,229	—	N/A
December 31, 2021	$20,000	$31,310	—	N/A
December 31, 2020	$—	$—	—	N/A
December 31, 2019	$—	$—	—	N/A
December 31, 2018	$—	$—	—	N/A
Credit Facility
September 30, 2024 (unaudited)	$302,000	$2,680	—	N/A
December 31, 2023	$272,000	$3,011	—	N/A
December 31, 2022	$337,000	$2,709	—	N/A
December 31, 2021	$61,000	$10,938	—	N/A
December 31, 2020	$99,000	$5,710	—	N/A
December 31, 2019	$61,000	$7,169	—	N/A
December 31, 2018	$—	$—	—	N/A
Credit Facility - CIBC(5)
September 30, 2024 (unaudited)	$—	$—	—	N/A
December 31, 2023	$—	$—	—	N/A
December 31, 2022	$—	$—	—	N/A
December 31, 2021	$—	$—	—	N/A
December 31, 2020	$—	$—	—	N/A
December 31, 2019	$—	$—	—	N/A
December 31, 2018	$59,500	$3,813	—	N/A
Total
September 30, 2024 (unaudited)	$549,250	$1,924	—	N/A
December 31, 2023	$519,250	$2,054	—	N/A
December 31, 2022	$559,250	$2,030	—	N/A
December 31, 2021	$81,000	$8,484	—	N/A
December 31, 2020	$99,000	$5,710	—	N/A
December 31, 2019	$61,000	$7,169	—	N/A
December 31, 2018	$59,500	$3,813	—	N/A
(1)	Total amount of each class of senior securities outstanding.
(2)	Asset coverage per unit is the ratio of the carrying value of total assets, less all liabilities excluding indebtedness represented by senior securities in this table to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.
(3)	The amount to which such class of senior security would be entitled upon the Company’s involuntary liquidation in preference to any security junior to it. The “—“ in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.
(4)	Not applicable because the senior securities are not registered for public trading.
(5)	On June 22, 2018, the Company entered into the credit facility with CIBC. On May 31, 2019, in conjunction with securing and entering into the new Credit Facility, the Company terminated the credit facility with CIBC.

Senior Securities Amount							$ 549,250,000			$ 519,250,000				$ 559,250,000					$ 81,000,000	$ 99,000,000	$ 61,000,000	$ 59,500,000
Senior Securities Coverage per Unit							$ 1,924			$ 2,054				$ 2,030					$ 8,484	$ 5,710	$ 7,169	$ 3,813
Senior Securities, Note [Text Block]

SENIOR SECURITIES

Information about our senior securities as of the fiscal years ended December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019, and December 31, 2018 is located in Part II, Item 8, Note 7 - Borrowings in our most recent annual report on Form 10-K and is incorporated by reference into the Registration Statement of which this prospectus, any accompanying prospectus supplement and any related free writing prospectus is part. The report of RSM US, LLP, our independent registered public accounting firm, on the audited consolidated financial statements as of December 31, 2023 and December 31, 2022, which include the senior securities table, is included in our most recent annual report on Form 10-K and is incorporated by reference into the Registration Statement of which this prospectus, any accompanying prospectus supplement and any related free writing prospectus is part.

Information about our senior securities is shown in the following table as of September 30, 2024 (unaudited) and December 31, 2023 (in thousands).

	Total Amount
	Outstanding		Involuntary
	Exclusive of	Asset	Liquidating	Average
	Treasury	Coverage	Preference	Market Value
Class and Period	Securities(1)	per Unit(2)	per Unit(3)	per Unit(4)
2027 Notes
September 30, 2024 (unaudited)	$152,250	$4,332	—	N/A
December 31, 2023	$152,250	$4,593	—	N/A
December 31, 2022	$152,250	$4,784	—	N/A
December 31, 2021	$—	$—	—	N/A
December 31, 2020	$—	$—	—	N/A
December 31, 2019	$—	$—	—	N/A
December 31, 2018	$—	$—	—	N/A
2026 Notes
September 30, 2024 (unaudited)	$95,000	$6,341	—	N/A
December 31, 2023	$95,000	$6,759	—	N/A
December 31, 2022	$70,000	$9,229	—	N/A
December 31, 2021	$20,000	$31,310	—	N/A
December 31, 2020	$—	$—	—	N/A
December 31, 2019	$—	$—	—	N/A
December 31, 2018	$—	$—	—	N/A
Credit Facility
September 30, 2024 (unaudited)	$302,000	$2,680	—	N/A
December 31, 2023	$272,000	$3,011	—	N/A
December 31, 2022	$337,000	$2,709	—	N/A
December 31, 2021	$61,000	$10,938	—	N/A
December 31, 2020	$99,000	$5,710	—	N/A
December 31, 2019	$61,000	$7,169	—	N/A
December 31, 2018	$—	$—	—	N/A
Credit Facility - CIBC(5)
September 30, 2024 (unaudited)	$—	$—	—	N/A
December 31, 2023	$—	$—	—	N/A
December 31, 2022	$—	$—	—	N/A
December 31, 2021	$—	$—	—	N/A
December 31, 2020	$—	$—	—	N/A
December 31, 2019	$—	$—	—	N/A
December 31, 2018	$59,500	$3,813	—	N/A
Total
September 30, 2024 (unaudited)	$549,250	$1,924	—	N/A
December 31, 2023	$519,250	$2,054	—	N/A
December 31, 2022	$559,250	$2,030	—	N/A
December 31, 2021	$81,000	$8,484	—	N/A
December 31, 2020	$99,000	$5,710	—	N/A
December 31, 2019	$61,000	$7,169	—	N/A
December 31, 2018	$59,500	$3,813	—	N/A
(1)	Total amount of each class of senior securities outstanding.
(2)	Asset coverage per unit is the ratio of the carrying value of total assets, less all liabilities excluding indebtedness represented by senior securities in this table to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.
(3)	The amount to which such class of senior security would be entitled upon the Company’s involuntary liquidation in preference to any security junior to it. The “—“ in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.
(4)	Not applicable because the senior securities are not registered for public trading.
(5)	On June 22, 2018, the Company entered into the credit facility with CIBC. On May 31, 2019, in conjunction with securing and entering into the new Credit Facility, the Company terminated the credit facility with CIBC.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	Our investment objective is to maximize our total return to our stockholders primarily through current income on our loan portfolio, and secondarily through capital gains on our warrants and other equity positions.

Investment Strategy and Approach

Our investment objective is to maximize our total return to our stockholders primarily through current income on our loan portfolio and secondarily through capital gains on our warrants and other equity positions. We invest in senior secured term loans and other senior debt obligations and may on occasion invest in second lien loans. We have and expect to continue to acquire warrants and other equity securities from portfolio companies in connection with our investments in loans to these companies.

We focus on lending to late- and growth-stage companies in technology, life sciences, healthcare information and services, business services, financial services, select consumer sectors and other high-growth industries.

We are generally the sole lender to our portfolio companies and do not actively syndicate the loans we originate to other lenders. We may on occasion participate in syndications built by other lenders. We expect to co-invest frequently with funds that are affiliated with BC Partners Credit.

We originate our investments through two strategies: Sponsored Growth Lending and Non-Sponsored Growth Lending. In addition to our core strategies of providing Sponsored Growth Lending and Non-Sponsored Growth Lending, we may also opportunistically participate in the secondary markets for investments that are consistent with our broader investment strategy.

Sponsored Growth Lending.Our Sponsored Growth Lending strategy generally includes loans to late- and growth-stage companies that are already backed by established venture capital firms. Our Sponsored Growth Lending strategy typically includes the receipt of warrants and/or other equity from these venture- backed companies.

We believe that our Sponsored Growth Lending strategy is particularly attractive because the loans we make typically have higher investment yields relative to lending to larger, more mature companies and usually include additional equity upside potential. We believe our Sponsored Growth Lending strategy:

●	provides us access to many high-quality companies backed by top-tier venture capital and private equity investors;
●	delivers consistent returns through double-digit loan yields; and
●	often offers us the ability to participate in equity upside of portfolio companies through the acquisition of warrants.

Non-Sponsored Growth Lending. Our Non-Sponsored Growth Lending strategy generally includes loans to late- and growth-stage, private companies that are funded directly by entrepreneurs and founders, or companies that no longer require institutional equity investment (which may selectively include publicly traded companies). We refer to these target borrowers as “non-sponsored growth companies.”

Generally, financing available to these non-sponsored growth companies is predicated on the underlying value of the business’s assets in an orderly liquidation scenario and/or the entrepreneur’s own personal financial resources. These options frequently provide insufficient capital to fund growth plans and do not consider the underlying enterprise value of the business, which may be substantial relative to the value of tangible assets deployed in the business. We are frequently the only senior lender to non-sponsored growth companies and evaluate business fundamentals, the commitment of the entrepreneur and secondary sources of repayment in our underwriting approach.

We seek to construct a balanced portfolio with diversification among sponsored and non-sponsored transactions, diversification among sponsors within the Sponsored Growth Lending strategy, and diversification among industry, geography, and stage of development, all contributing to a favorable risk adjusted return for the portfolio viewed as a whole. Borrowers tend to use the proceeds of our financings to invest in sales and marketing, expand the capacity of the overall business or refinance existing debt.

Risk Factors [Table Text Block]

SUPPLEMENTARY RISK FACTORS

Investing in the Notes involves a number of significant risks. You should carefully consider the risks described below, together with all of the risks and uncertainties described in the section titled “Risk Factors” in the accompanying prospectus, our most recent Annual Report on Form 10-K, our most recent Quarterly Report on Form 10-Q, as well as in subsequent filings with the SEC, which are or will be incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, and other information in this prospectus supplement, the accompanying prospectus, the documents incorporated by reference in this prospectus supplement and the accompanying prospectus, and any free writing prospectus that we may authorize for use in connection with this offering. The risks and uncertainties described below are not the only ones facing us. Additional risks and uncertainties not presently known to us, or not presently deemed material by us, may also impair our operations and performance. If any of the following risks actually occur, our business, financial condition or results of operations could be materially adversely affected. If that happens, our net asset value and the trading price of our securities could decline and you may lose all or part of your investment. Please also read carefully the section titled “Cautionary Note Regarding Forward-Looking Statements” in this prospectus supplement.

The Notes will be unsecured and therefore will be effectively subordinated to any secured indebtedness we have currently incurred or may incur in the future.

The Notes will not be secured by any of our assets or any of the assets of our subsidiaries. As a result, the Notes are effectively subordinated to any secured indebtedness we or our subsidiaries have currently incurred or may incur in the future (or any indebtedness that is initially unsecured to which we subsequently grant security) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes. As of January 23, 2026, our total indebtedness was approximately $422.3 million, $183.0 million of which was secured.

The Notes will be structurally subordinated to the indebtedness and other liabilities of our subsidiaries.

The Notes are obligations exclusively of Runway Growth Finance Corp., and not of any of our subsidiaries, including any subsidiaries we may acquire or create in the future. Our only current subsidiary is not a guarantor of the Notes, and the Notes are not required to be guaranteed by any subsidiaries we may acquire or create in the future. The assets of such subsidiaries are not directly available to satisfy the claims of our creditors, including the holders of the Notes.

Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors (including trade creditors) and holders of preferred stock, if any, of our subsidiaries have priority over our equity interests in such subsidiaries (and therefore the claims of our creditors, including holders of the Notes) with respect to the assets of such subsidiaries. Even if we are recognized as a creditor of one or more of our subsidiaries, our claims are effectively subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to our claims. Consequently, the Notes will be structurally subordinated to all indebtedness and other liabilities (including trade payables) of our subsidiary and any subsidiaries that we may in the future acquire or establish as financing vehicles or otherwise.

In addition, our subsidiaries may incur substantial additional indebtedness in the future, all of which would be structurally senior to the Notes.

The indenture under which the Notes will be issued contains limited protection for holders of the Notes.

The indenture under which the Notes will be issued offers limited protection to holders of the Notes. The terms of the indenture and the Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have a material adverse impact on investments in the Notes. In particular, the terms of the indenture and the Notes will not place any restrictions on our or our subsidiaries’ ability to:

●	issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the values of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in our subsidiaries and therefore rank structurally senior to the Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) of the 1940 Act as modified by Section 61(a)(1) and (2) of the 1940 Act or any successor provisions, as such obligations may be amended or superseded, giving effect to any exemptive relief granted to us by the SEC;
●	pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes;
●	sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);
●	enter into transactions with affiliates;
●	create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;
●	make investments; or
●	create restrictions on the payment of dividends or other amounts to us from our subsidiaries.

In addition, the indenture does not require us to offer to purchase the Notes in connection with a change of control or any other event. Furthermore, the terms of the indenture and the Notes do not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity.

Our ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of the Notes may have important consequences for holders of the Notes, including making it more difficult for us to satisfy our obligations with respect to the Notes or negatively affecting the trading value of the Notes.

Certain of our current debt instruments include more protections for their holders than the indenture and the Notes. In addition, other debt we issue or incur in the future could contain more protections for its holders than the indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the Notes.

An active trading market for the Notes does not currently exist and may not develop, which could limit a holder’s ability to sell the Notes or affect the market price of the Notes. Moreover, if the Notes are no longer rated, the Notes may be subject to greater price volatility than rated notes and particularly similar securities with an investment grade rating.

The Notes are a new issue of debt securities for which there currently is no trading market, and there is no guarantee that an active trading market will develop. We intend to list the Notes on Nasdaq within 30 days of the original issue date under the ticker symbol “RWAYI.” Although we expect the Notes to be listed on Nasdaq, we cannot provide any assurances that we will successfully list the Notes, that an active trading market will develop for the Notes or that you will be able to sell your Notes. If the Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, the time remaining to the maturity of the Notes, the outstanding principal amount of debt securities with terms identical to the Notes, the supply of debt securities trading in the secondary market, if any, the redemption or repayment features, if any, of the Notes, general economic conditions, our financial condition, performance, prospects and other factors. If the Notes are no longer rated, this could impact their trading and subject them to greater price volatility. To the extent they are rated and received a non-investment grade rating, their price and trading activity could be negatively impacted. Moreover, if a rating agency assigns the Notes a non-investment grade rating, the Notes may be subject to greater price volatility than securities of similar maturity without such a non- investment grade rating. Certain of the underwriters have advised us that they intend to make a market in the Notes, but they are not obligated to do so. Such underwriters may discontinue any market-making in the Notes at any time at their sole discretion. Accordingly, we cannot assure you that a liquid trading market will develop for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.

Our credit ratings may not reflect all risks of an investment in the Notes.

Our credit ratings are an assessment by third parties of our ability to pay our obligations. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes. Our credit ratings, however, may not reflect the potential impact of risks related to market conditions generally or other factors discussed above on the market value of or trading market for the Notes.

The optional redemption provision may materially adversely affect your return on the Notes.

The Notes are redeemable in whole or in part at any time or from time to time on or after February 3, 2028, at our sole option at $25. We may choose to redeem the Notes at times when prevailing interest rates are lower than the interest rate paid on the Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the Notes being redeemed.

If we default on our obligations to pay our other indebtedness, we may not be able to make payments on the Notes.

Any default under the agreements governing our indebtedness, including a default under the Credit Facility, the July 2027 Notes, the December 2027 Notes, the April 2028 Notes or other indebtedness to which we may be a party that is not waived by the required lenders or holders thereunder, and the remedies sought by the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on the Notes and substantially decrease the market value of the Notes. If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, in the instruments governing our indebtedness, we could be in default under the terms of the agreements governing such indebtedness. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lenders under either of the Credit Facility or other debt we may incur in the future could elect to terminate their commitments, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation. If our operating performance declines, we may in the future need to seek to obtain waivers from the required lenders under the Credit Facility, or from the holders of the July 2027 Notes, the December 2027 Notes, the April 2028 Notes or other debt that we may incur in the future to avoid being in default. If we breach our covenants under any of the Credit Facility, the July 2027 Notes, the December 2027 Notes, the April 2028 Notes or other debt and seek a waiver, we may not be able to obtain a waiver from the required lenders or holders. If this occurs, we would be in default and our lenders or debt holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation. If we are unable to repay debt, lenders having secured obligations, including the lenders under the Credit Facility, could proceed against the collateral securing the debt. Because the Credit Facility has, and any future debt will likely have, customary cross-default provisions, if the indebtedness thereunder or under any future indebtedness is accelerated, we may be unable to repay or finance the amounts due.

Our shares of common stock have traded at a discount from net asset value and may do so in the future, which could limit our ability to raise additional equity capital.

Shares of closed-end investment companies frequently trade at a market price that is less than the net asset value that is attributable to those shares. This characteristic of closed-end investment companies is separate and distinct from the risk that our net asset value per share may decline. It is not possible to predict whether shares of our common stock will trade at, above or below net asset value. In addition, in recent periods, the shares of BDCs as an industry traded below net asset value. When our common stock is trading below its net asset value per share, we will generally not be able to issue additional shares of our common stock at its market price without first obtaining approval for such issuance from our stockholders and our independent directors. We do not have stockholder approval to sell shares of our common stock at a price below our net asset value per share.

FATCA withholding may apply to payments to certain foreign entities.

Payments made under the Notes to a foreign financial institution, or “FFI,” or non-financial foreign entity, or “NFFE” (including such an institution or entity acting as an intermediary), may be subject to a U.S. withholding tax of 30% under U.S. Foreign Account Tax Compliance Act provisions of the Code (commonly referred to as “FATCA”). This withholding tax may apply to payments of interest on the Notes as well unless the FFI or NFFE complies with certain information reporting, withholding, identification, certification and related requirements imposed by FATCA. Depending upon the status of a holder and the status of an intermediary through which any Notes are held, the holder could be subject to this 30% withholding tax in respect of any interest paid or deemed paid on the Notes. You should consult your own tax advisors regarding FATCA and how it may affect your investment in the Notes. See “United States Federal Income Tax Consequences — Taxation of Note Holders — FATCA Withholding on Payments to Certain Foreign Entities” in this prospectus supplement for more information.

Share Price [Table Text Block]

				High		Low
				Sale Price		Sale Price
				Premium		Premium
	Net			(Discount)		(Discount)		Cash
	Asset	Price Range		to Net Asset		to Net Asset		Dividend
Class and Period	Value(1)	High	Low	Value(2)		Value(2)		Per Share(3)
Year ending December 31, 2025
(through March 17, 2025)	$ *	$11.63	$10.82	*	%	*	%	$ *
Year ending December 31, 2024
Fourth Quarter	*	10.96	9.97	*		*		0.40
Third Quarter	13.39	12.02	10.10	(10.2)		(24.4)		0.45
Second Quarter	13.14	13.25	11.57	0.8		(11.9)		0.47
First Quarter	13.36	13.67	11.56	2.3		(13.5)		0.47
Year ending December 31, 2023
Fourth Quarter	13.50	13.24	11.90	(2.0)		(11.9)		0.46
Third Quarter	14.08	13.55	12.15	(3.8)		(13.7)		0.45
Second Quarter	14.17	12.63	10.60	(10.9)		(25.2)		0.45
First Quarter	14.07	13.85	10.89	(1.6)		(22.6)		0.45
Year ending December 31, 2022
Fourth Quarter	14.22	13.52	11.31	(4.9)		(20.5)		0.36
Third Quarter	14.12	13.81	11.24	(2.2)		(20.4)		0.33
Second Quarter	14.14	14.51	10.98	2.6		(22.3)		0.30
First Quarter	14.45	14.77	12.21	2.2		(15.5)		0.27

*Not determined at time of filing

(1)

NAV per share is generally determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.

(2)	Calculated as the respective high or low closing sales price less net asset value, divided by net asset value (in each case, as of the applicable quarter).
(3)	Represents the dividend or distribution declared in the relevant quarter.

Lowest Price or Bid, NAV					$ 10.82	$ 9.97	10.1	$ 11.57	$ 11.56	11.9	$ 12.15	$ 10.6	$ 10.89	11.31	$ 11.24	$ 10.98	$ 12.21
Highest Price or Bid, NAV					11.63	$ 10.96	$ 12.02	$ 13.25	$ 13.67	$ 13.24	$ 13.55	$ 12.63	$ 13.85	$ 13.52	$ 13.81	$ 14.51	$ 14.77
Highest Price or Bid, Premium (Discount) to NAV [Percent]							(10.20%)	0.80%	2.30%	(2.00%)	(3.80%)	(10.90%)	(1.60%)	(4.90%)	(2.20%)	2.60%	2.20%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]							(24.40%)	(11.90%)	(13.50%)	(11.90%)	(13.70%)	(25.20%)	(22.60%)	(20.50%)	(20.40%)	(22.30%)	(15.50%)
Share Price			$ 10.89		$ 10.89
NAV Per Share							$ 13.39	$ 13.14	$ 13.36	$ 13.5	$ 14.08	$ 14.17	$ 14.07	$ 14.22	$ 14.12	$ 14.14	$ 14.45
Latest Premium (Discount) to NAV [Percent]			18.70%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF OUR CAPITAL STOCK

The following description is based on relevant portions of the Maryland General Corporation Law (the “MGCL”) and on our certificate of incorporation and bylaws. This summary is not necessarily complete, and we refer you to the MGCL and our charter and bylaws for a more detailed description of the provisions summarized below.

General

Under the terms of our charter, our authorized stock consists of 100 million shares of common stock, par value $0.01 per share, all of which are initially designated as common stock. As permitted by the MGCL, our charter provides that a majority of the entire Board, without any action by our shareholders, may amend the charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue. Our charter also provides that the Board may classify or reclassify any unissued shares of our common stock into one or more classes or series of common stock or preferred stock by setting or changing the preferences, conversion or other rights, voting powers, restrictions, or limitations as to dividends, qualifications, or terms or conditions of redemption of the shares. Unless the Board determines otherwise, we will issue all shares of our stock in uncertificated form.

None of our shares of common stock are subject to further calls or to assessments, sinking fund provisions, obligations or potential liabilities associated with ownership of the security (not including investment risks).

The following presents our outstanding classes of securities as of March 14, 2025:

Amount
Outstanding
		Amount Held	Exclusive of
	Amount	by Us or for	Amount Held by Us
Title of Class	Authorized	Our Account	or for Our Account
Common Stock	100,000,000	—	37,347,428

Common Stock

All shares of our common stock have equal rights as to earnings, assets, voting, and dividends and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by our Board and declared by us out of assets legally available therefor. Shares of our common stock have no preemptive, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will be unable to elect any director.

Preferred Stock

Under the terms of our charter, the Board may authorize us to issue shares of preferred stock in one or more classes or series, without shareholder approval, to the extent permitted by the 1940 Act. The Board has the power to fix the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption of each class or series of preferred stock. We do not currently anticipate issuing preferred stock in the near future. In the event we issue preferred stock, we will make any required disclosure to shareholders. We will not offer preferred stock to the Adviser or our affiliates except on the same terms as offered to all other shareholders.

Preferred stock could be issued with terms that would adversely affect our shareholders. Preferred stock could also be used as an anti-takeover device through the issuance of shares of a class or series of preferred stock with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control. Every issuance of preferred stock will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that: (1) immediately after issuance and before any dividend or other distribution is made with respect to common stock and before any purchase of common stock is made, such preferred stock together with all other senior securities must not exceed an amount equal to 50% of our total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred stock, if any are issued, must be entitled as a class voting separately to elect two directors at all times and to elect a majority of the directors if distributions on such preferred stock are in arrears by two full years or more. Certain matters under the 1940 Act require the affirmative vote of the holders of at least a majority of the outstanding shares of preferred stock (as determined in accordance with the 1940 Act) voting together as a separate class. For example, the vote of such holders of preferred stock would be required to approve a proposal involving a plan of reorganization adversely affecting such securities.

The issuance of any preferred stock must be approved by a majority of the independent directors not otherwise interested in the transaction, who will have access, at our expense, to our legal counsel or to independent legal counsel.

Long Term Debt [Table Text Block]

DESCRIPTION OF THE NOTES

This prospectus supplement sets forth certain terms of the Notes that we are offering pursuant to this prospectus supplement. This description supplements, and to the extent inconsistent therewith, replaces the descriptions of the general terms and provisions contained in “Description of our Debt Securities” in the accompanying prospectus.

The Notes will be issued under a base indenture, dated as of July 28, 2022, and the third supplemental indenture thereto, to be entered into between us and U.S. Bank Trust Company, National Association, as trustee (the “Trustee”). The terms of the Notes include those stated in the Indenture (as defined below) and those made a part of the Indenture by reference to the Trust Indenture Act of 1939, as amended. As used in this section, all references to “Indenture” mean the indenture as supplemented by the second supplemental indenture, and all references to “we,” “our” and “us” mean Runway Growth Finance Corp., a Maryland corporation, exclusive of our subsidiaries, unless we specify otherwise.

Because this section is a summary, it does not describe every aspect of the Notes and the Indenture. We urge you to read the Indenture because it, and not this description, defines your rights as a holder of Notes. For example, in this section, we use capitalized words to signify terms that are specifically defined in the Indenture. Some of the definitions are repeated in this prospectus supplement, but for the rest you will need to read the Indenture. You may obtain a copy of the Indenture from us without charge. See “Available Information” in the accompanying prospectus.

General

The Notes:

●	will be issued in an initial principal amount of $100,000,000 ($115,000,000 if the underwriters’ option to purchase Notes to cover overallotments, if any, is exercised in full);
●	will mature on February 3, 2031, unless redeemed prior to maturity;
●	will be issued in denominations of $25 and integral multiples of $25 in excess thereof;
●	will be redeemable by us in whole or in part at any time or from time to time on and after February 3, 2028, at a redemption price of $25 per Note plus accrued and unpaid interest payments otherwise payable for the then-current quarterly interest period accrued to the date fixed for redemption as described under “Redemption and Repayment” below; and
●	are expected to be listed on Nasdaq within 30 days of the original issue date.

The Notes will be our direct unsecured obligations and will rank:

●	pari passu with current and future unsecured unsubordinated indebtedness, including the July 2027 Notes, December 2027 Notes and April 2028 Notes;
●	senior to any of our future indebtedness that expressly provides it is subordinated to the Notes;
●	effectively subordinated to all of our existing and future secured indebtedness (including indebtedness that is initially unsecured to which we subsequently grant security), to the extent of the value of the assets securing such indebtedness, including debt outstanding under our Credit Facility; and
●	structurally subordinated to all existing and future indebtedness and other obligations of any of our subsidiaries, financing vehicles or similar facilities, including debt outstanding under our Credit Facility.

As of January 23, 2026, our total indebtedness was approximately $422.3 million, $183.0 million of which was secured. After giving effect to the issuance of the Notes, assuming no repayment of indebtedness with the use of proceeds from this offering, our total indebtedness would have been approximately $522.3 million aggregate principal amount outstanding as of January 23, 2026 (or approximately $537.3 million if the underwriters fully exercise their overallotment option).

Our subsidiaries are separate and distinct legal entities and have no obligation, contingent or otherwise, to pay any amounts due on the Notes or to make any funds available for payment on the Notes, whether by dividends, loans or other payments. In addition, the payment of dividends and the making of loans and advances to us by our subsidiaries may be subject to statutory, contractual or other restrictions, may depend on the earnings or financial condition of all of the foregoing and are subject to various business considerations. As a result, we may be unable to gain significant, if any, access to the cash flow or assets of our subsidiaries.

The Indenture does not limit the amount of debt (secured and unsecured) that we and our subsidiaries may incur or our ability to pay dividends, sell assets, enter into transactions with affiliates or make investments. In addition, the Indenture does not contain any provisions that would necessarily protect holders of Notes if we become involved in a highly leveraged transaction, reorganization, merger or other similar transaction that adversely affects us or them.

The Notes will be issued in fully registered form only, without coupons, in minimum denominations of $25 and integral multiples thereof. The Notes will be represented by one or more global notes deposited with or on behalf of DTC, or a nominee thereof. Except as otherwise provided in the Indenture, the Notes will be registered in the name of that depositary or its nominee, and you will not receive certificates for the Notes. We will make payments on a global security in accordance with the applicable policies of the depositary as in effect from time to time. Under those policies, we will make payments directly to the depositary, or its nominee, and not to any indirect holders who own beneficial interests in the global security. An indirect holder’s right to those payments will be governed by the rules and practices of the depositary and its participants.

We are permitted, under specified conditions, to issue multiple classes of indebtedness if our asset coverage, as defined in the 1940 Act, is at least equal to 150% immediately after each such issuance. We may also borrow amounts up to 5% of the value of our total assets for temporary purposes without regard to asset coverage. For a discussion of the risks associated with leverage, see “Risk Factors — Risks Relating to Our Business and Structure — Regulations governing our operation as a BDC affect our ability to raise additional capital and the way in which we do so. As a BDC, the necessity of raising additional capital may expose us to risks, including the typical risks associated with leverage” in our most recent Annual Report on Form 10-K.

Interest Provisions Related to the Notes

Interest on the Notes will accrue at the rate of 7.25% per annum and will be payable quarterly on each March 1, June 1, September 1 and December 1, commencing on March 1, 2026. The initial interest period will be the period from and including the original issue date to, but excluding, the initial interest payment date, and the subsequent interest periods will be the periods from and including an interest payment date to, but excluding, the next interest payment date or the stated maturity date, as the case may be. We will pay interest to those persons who were holders of record of such Notes on the fifteenth day of the month prior to which each interest payment date occurs: each February 15, May 15, August 15 and November 15, commencing February 15, 2026. Interest on the Notes will accrue from the date of original issuance and will be computed on the basis of a 360-day year comprised of twelve 30-day months. We will not provide a sinking fund for the Notes.

Interest payments will be made only on a business day, defined in the Indenture as each Monday, Tuesday, Wednesday, Thursday and Friday that is not a day on which banking institutions in New York City and Chicago are authorized or required by law or executive order to close. If any interest payment is due on a non-business day, we will make the payment on the next day that is a business day. Payments made on the next business day in this situation will be treated under the Indenture as if they were made on the original due date. Such payment will not result in a default under the Notes or the Indenture, and no interest will accrue on the payment amount from the original due date to the next day that is a business day.

The Trustee will have no obligation to calculate or verify the calculation of the accrued and unpaid interest or any premium payable on the notes.

Book-entry and other indirect holders should consult their banks or brokers for information on how they will receive payments on their Notes.

The Notes may be redeemed in whole or in part at any time or from time to time at our option on or after February 3, 2028, upon not less than 30 days nor more than 60 days written notice by mail prior to the date fixed for redemption thereof, at a redemption price of $25 per Note plus accrued and unpaid interest payments otherwise payable for the then-current quarterly interest period accrued to the date fixed for redemption.

You may be prevented from exchanging or transferring the Notes when they are subject to redemption. In case any Notes are to be redeemed in part only, the redemption notice will provide that, upon surrender of such Note, you will receive, without a charge, a new Note or Notes of authorized denominations representing the principal amount of your remaining unredeemed Notes.

Any exercise of our option to redeem the Notes will be done in compliance with the 1940 Act, to the extent applicable.

If we redeem only a portion of the Notes, DTC will determine the method for selection of the particular Notes to be redeemed. DTC’s practice is to determine by lot the amount to be redeemed from each of its participants holding the Notes. Unless we default in payment of the redemption price, on and after the date of redemption, interest will cease to accrue on the Notes called for redemption.

Holders will not have the option to have the Notes repaid prior to the stated maturity date.

Listing

We intend to list the Notes on Nasdaq under the symbol “RWAYI.” We expect trading in the Notes to begin within 30 days of the original issue date.

Trading Characteristics

We expect the Notes to trade at a price that takes into account the value, if any, of accrued and unpaid interest. This means that purchasers will not pay, and sellers will not receive, accrued and unpaid interest on the Notes that is not included in their trading price. Any portion of the trading price of a Note that is attributable to accrued and unpaid interest will be treated as a payment of interest for U.S. federal income tax purposes and will not be treated as part of the amount realized for purposes of determining gain or loss on the disposition of the Notes. See “Material United States Federal Income Tax Consequences” in this prospectus supplement.

Certain Covenants

In addition to standard covenants relating to payment of principal and interest, maintaining an office where payments may be made or securities surrendered for payment, payment of taxes and related matters, the following covenants apply to the Notes.

Reporting

We have agreed to provide to holders of the Notes and the Trustee (if at any time when Notes are outstanding we are not subject to the reporting requirements of Sections 13 or 15(d) of the Exchange Act to file any periodic reports with the SEC) our audited annual financial statements within 90 days of our fiscal year end and unaudited interim financial statements within 45 days of our fiscal quarter end (other than our fourth fiscal quarter). All such financial statements will be prepared, in all material respects, in accordance with applicable United States generally accepted accounting principles.

1940 Act Compliance

We agree that, for the period of time during which the Notes are outstanding, we will not violate Section 18(a)(1)(A) as modified by Section 61(a)(1) of the 1940 Act or any successor provisions. Currently, these provisions generally prohibit us from making additional borrowings, including through the issuance of additional debt or the sale of additional debt securities, unless our asset coverage, as defined in the 1940 Act, equals at least 150% after such borrowings.

Dividends on our Common Stock

We agree that for the period of time during which Notes are outstanding, we will not declare any dividend (except a dividend payable in our stock), or declare any other distribution, upon a class of our capital stock, or purchase any such capital stock, unless, in every such case, at the time of the declaration of any such dividend or distribution, or at the time of any such purchase, we have an asset coverage, as defined in the 1940 Act, of at least the threshold specified under Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions thereto of the 1940 Act, after deducting the amount of such dividend, distribution or purchase price, as the case may be, and in each case giving effect to any no-action relief granted by the SEC to another BDC and upon which we may reasonably rely (or to us if we determine to seek such similar no-action or other relief) permitting the BDC to declare any cash dividend or distribution notwithstanding the prohibition contained in Section 18(a)(1)(B) as modified by Section 61(a)(2) of the 1940 Act, in order to maintain such BDC’s status as a RIC under Subchapter M of the Code.

Events of Default

You will have rights if an Event of Default occurs in respect of the Notes and is not cured, as described later in this subsection.

The term “Event of Default” in respect of the Notes means any of the following:

●	We default in the payment of any interest on the Notes when due and payable and the default continues for a period of 30 days.
●	We default in the payment of the principal of (or premium, if any, on) a debt security of the series when it becomes due and payable at its maturity, including upon any redemption date or required repurchase date, and the default continues for a period of five business days.
●	We do not deposit any sinking fund payment in respect of the Notes on its due date, and do not cure this default within five days.
●	We fail for 60 consecutive days after written notice from the Trustee or the holders of at least 25% in principal amount of the Notes then outstanding to us and the Trustee, as applicable, has been received to comply with any of our other agreements with respect to the Notes.
●	We file for bankruptcy or certain events of bankruptcy, insolvency, or reorganization involving us occur and remain undischarged or unstayed for a period of 90 days.
●	Pursuant to Section 18(a)(1)(C)(ii) and Section 61 of the 1940 Act, or any successor provisions, on the last business day of each of 24 consecutive calendar months, any class of securities shall have an asset coverage (as such term is used in the 1940 Act) of less than 100%, giving effect to any amendments to such provisions of the 1940 Act or to any exemptive relief granted to us by the SEC.
●	Any other Event of Default in respect of the Notes described in the applicable prospectus supplement occurs.

An Event of Default for the Notes does not necessarily constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The Trustee may withhold notice to the holders of the Notes of any default, except in the payment of principal, premium or interest, if it in good faith considers the withholding of notice to be in the interests of the holders.

Remedies if an Event of Default Occurs

If an Event of Default has occurred and has not been cured, the Trustee or the holders of at least 25% in principal amount of the Notes may declare the entire principal amount of all the Notes to be due and immediately payable. This is called a declaration of acceleration of maturity. A declaration of acceleration of maturity may be canceled by the holders of a majority in principal amount of the Notes if (1) we have deposited with the Trustee all amounts due and owing with respect to the securities (other than principal that has become due solely by reason of such acceleration) and certain other amounts, (2) we have paid or deposited with the Trustee all sums paid or advanced by the Trustee and the reasonable compensation, expenses, disbursements and advances of the Trustee, its agents and counsel, and (3) any other Events of Default have been cured or waived.

Except in cases of default, where the Trustee has some special duties, the Trustee is not required to take any action under the Indenture at the request of any holders unless the holders offer the Trustee reasonable protection from expenses and liability (called an “indemnity”) (Section 315 of the Trust Indenture Act of 1939). If indemnity and/or security satisfactory to the Trustee is provided, the holders of a majority in principal amount of the Notes may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the Trustee. The Trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.

Before you are allowed to bypass your Trustee and bring your own lawsuit or other formal legal action or take other steps to enforce your rights or protect your interests relating to the Notes, the following must occur:

●	You must give your Trustee written notice that an Event of Default has occurred and remains uncured.
●	The holders of at least 25% in principal amount of all outstanding Notes must make a written request that the Trustee take action because of the default and must offer to the Trustee security and/or indemnity satisfactory to it against the cost, expenses, and other liabilities of taking that action.
●	The Trustee must not have taken action for 60 days after receipt of the above notice and offer of security and/or indemnity.
●	The holders of a majority in principal amount of the Notes must not have given the Trustee a direction inconsistent with the above notice during that 60-day period.

However, you are entitled at any time to bring a lawsuit for the payment of money due on your Notes on or after the due date.

Holders of a majority in principal amount of the Notes may waive any past defaults other than a default;

●	in the payment of principal, any premium, or interest; or
●	in respect of a covenant that cannot be modified or amended without the consent of each holder.

Book-entry and other indirect holders should consult their banks or brokers for information on how to give notice or direction to or make a request of the Trustee and how to declare or cancel an acceleration of maturity.

Each year, we will furnish to the Trustee a written statement of certain of our officers certifying that to their knowledge we are in compliance with the Indenture or else specifying any default.

Merger, Consolidation or Sale of Assets

Under the terms of the Indenture, we are generally permitted to consolidate or merge with another entity. We are also permitted to sell all or substantially all of our assets to another entity. However, we may not consolidate with or into any other corporation or convey or transfer all or substantially all of our property or assets to any person unless all the following conditions are met:

●	Where we merge out of existence or sell our assets, the resulting entity must agree to be legally responsible for all of our obligations under the Notes and the Indenture.
●	Immediately after giving effect to such transaction, no Default or Event of Default shall have happened and be continuing.
●	We must deliver certain certificates and documents to the Trustee.

Modification or Waiver

There are three types of changes we can make to the Indenture and the Notes.

Changes Requiring Your Approval

First, there are changes that we cannot make to your Notes without your specific approval. The following is a list of those types of changes:

●	change the stated maturity of the principal of or interest on the Notes;
●	reduce any amounts due on the Notes;
●	reduce the amount of principal payable upon acceleration of the maturity of the Notes following a default;
●	adversely affect any right of repayment at the holder’s option;
●	change the place (except as otherwise described in the accompanying prospectus or prospectus supplement) or currency of payment on the Notes;
●	impair your right to sue for payment;
●	reduce the percentage of holders of Notes whose consent is needed to modify or amend the Indenture;
●	reduce the percentage of holders of Notes whose consent is needed to waive compliance with certain provisions of the Indenture or to waive certain defaults;
●	modify any other aspect of the provisions of the Indenture dealing with supplemental indentures, modification and waiver of past defaults, changes to the quorum or voting requirements or the waiver of certain covenants; and
●	change any obligation we have to pay additional amounts.

Changes Not Requiring Approval

The second type of change does not require any vote by the holders of the Notes. This type is limited to clarifications and certain other changes that would not adversely affect holders of the Notes in any material respect. We also do not need any approval to make any change that affects only debt securities to be issued under the indenture after the change takes effect.

Changes Requiring Majority Approval

Any other change to the Indenture and the Notes would require the following approval:

●	if the change affects only the Notes, it must be approved by the holders of a majority in principal amount of the Notes outstanding at such time; and
●	if the change affects more than one series of debt securities issued under the indenture, it must be approved by the holders of a majority in principal amount of all of the series affected by the change, with all affected series voting together as one class for this purpose.

The holders of a majority in principal amount of all of the series of debt securities issued under an indenture, voting together as one class for this purpose, may waive our compliance with some of our covenants in that indenture. However, we cannot obtain a waiver of a payment default or of any of the matters covered by the bullet points included above under “Changes Requiring Your Approval.”

Book-entry and other indirect holders should consult their banks or brokers for information on how approval may be granted or denied if we seek to change the Indenture or the Notes or request a waiver.

Defeasance

Covenant Defeasance

Under current United States federal tax law, we can make the deposit described below and be released from some of the restrictive covenants in the Indenture under which the Notes were issued. This is called “covenant defeasance.” In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your Notes. In order to achieve covenant defeasance, we must do the following:

●	We must irrevocably deposit in trust for the benefit of all holders of such Notes a combination of money and United States government or United States government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the Notes on their various due dates. No Default or Event of Default with respect to the Notes shall have occurred and be continuing on the date of such deposit, or in the case of a bankruptcy Event of Default, at any time during the period ending on the 91st day after the date of such deposit.
●	We must deliver to the Trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing you to be taxed on the Notes any differently than if we did not make the deposit and just repaid the Notes ourselves at maturity.
●	We must deliver to the Trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act and a legal opinion and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with.

If we accomplish covenant defeasance, you can still look to us for repayment of the Notes if there were a shortfall in the trust deposit or the Trustee is prevented from making payment. For example, if one of the remaining Events of Default occurred (such as our bankruptcy) and the Notes became immediately due and payable, there might be a shortfall. Depending on the event causing the default, you may not be able to obtain payment of the shortfall.

Full Defeasance

If there is a change in U.S. federal tax law, as described below, we can legally release ourselves from all payment and other obligations on the Notes (called “full defeasance”) if we put in place the following other arrangements for you to be repaid:

●	We must deposit in trust for the benefit of all holders of such Notes a combination of money and United States government or United States government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the Notes and for payment of amounts due to the Trustee.
●	No Default or Event of Default with respect to the Notes shall have occurred and be continuing on the date of such deposit, or in the case of a bankruptcy Event of Default, at any time during the period ending on the 91st day after the date of such deposit.
●	We must deliver to the Trustee a legal opinion confirming that there has been a change in current U.S. federal tax law or a ruling issued by the Internal Revenue Service, or IRS, that allows us to make the above deposit without causing you to be taxed on the Notes any differently than if we did not make the deposit and just repaid the Notes ourselves at maturity. Under current U.S. federal tax law, the deposit and our legal release from the Notes would be treated as though we paid you your share of the cash and notes or bonds at the time the cash and notes or bonds were deposited in trust in exchange for your Notes and you would recognize gain or loss on the Notes at the time of the deposit.
●	We must deliver to the Trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act and a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with.

If we ever did accomplish full defeasance, as described above, you would have to rely solely on the trust deposit for repayment of the Notes. You could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors if we ever became bankrupt or insolvent.

No service charge will be made for any registration of transfer or any exchange of Notes, but we may require payment of a sum sufficient to cover any transfer tax or similar governmental charge payable in connection therewith.

Satisfaction and Discharge

The Indenture will be discharged and will cease to be of further effect with respect to the Notes when either:

●	all the Notes that have been authenticated have been delivered to the Trustee for cancellation; or
●	all the Notes that have not been delivered to the Trustee for cancellation:
●	have become due and payable,
●	will become due and payable at their stated maturity within one year, or
●	are to be called for redemption within one year,

and we, in the case of the first, second and third sub-bullets above, have irrevocably deposited or caused to be deposited with the Trustee as trust funds in trust solely for the benefit of the holders of the Notes, in amounts as will be sufficient, without consideration of any reinvestment of interest, to pay and discharge the entire indebtedness (including all principal, premium, if any, and interest) on such Notes delivered to the Trustee for cancellation (in the case of Notes that have become due and payable on or prior to the date of such deposit) or to the stated maturity or redemption date, as the case may be,

●	we have paid or caused to be paid all other sums payable by us under the Indenture with respect to the Notes; and
●	we have delivered to the Trustee an officers’ certificate and legal opinion, each stating that all conditions precedent provided for in the Indenture, including amounts payable to the Trustee, relating to the satisfaction and discharge of the Indenture and the Notes have been complied with.

Additional Notes and Additional Series of Notes

We may from time to time, without notice to or the consent of the registered holders of the Notes, create and issue further notes ranking equally and ratably with the Notes in all respects, including having the same CUSIP number, so that such further notes shall be consolidated and form a single series of notes and shall have the same terms as to status or otherwise as the Notes. No additional Notes may be issued if an Event of Default has occurred and is continuing with respect to the Notes. The indenture also allows for the issuance of additional series of debt securities from time to time.

The Trustee Under the Indenture

U.S. Bank Trust Company, National Association will serve as the trustee under the Indenture.

Payment, Paying Agent, Registrar and Transfer Agent

The principal amount of each Note will be payable on the stated maturity date at the corporate trust office of the Paying Agent, Registrar and Transfer Agent for the Notes as provided for in the Indenture or at such other office in New York City as we may designate. The Trustee will initially act as Paying Agent, Registrar and Transfer Agent for the Notes.

Governing Law

The Indenture and the Notes will be governed by the laws of the State of New York.

Book-Entry Debt Securities

DTC will act as securities depository for the Notes. The Notes will be issued as fully registered securities registered in the name of Cede & Co. (DTC’s partnership nominee) or such other name as may be requested by an authorized representative of DTC. One fully-registered certificate will be issued for the Notes, in the aggregate principal amount of such issue, and will be deposited with DTC.

DTC is a limited-purpose trust company organized under the New York Banking Law, a “banking organization” within the meaning of the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds and provides asset servicing for issues of U.S. and non-U.S. equity issues, corporate and municipal debt issues, and money market instruments that DTC’s participants (“Direct Participants”) deposit with DTC. DTC also facilitates the post-trade settlement among Direct Participants of sales and other securities transactions in deposited securities through electronic computerized book-entry transfers and pledges between Direct Participants’ accounts. This eliminates the need for physical movement of securities certificates. Direct Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations. DTC is a wholly owned subsidiary of The Depository Trust & Clearing Corporation (“DTCC”).

DTCC is the holding company for DTC, National Securities Clearing Corporation and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. Access to the DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly (“Indirect Participants”).

Purchases of debt securities under the DTC system must be made by or through Direct Participants, which will receive a credit for the debt securities on DTC’s records. The ownership interest of each actual purchaser of each security (“Beneficial Owner”) is in turn to be recorded on the Direct and Indirect Participants’ records. Beneficial Owners will not receive written confirmation from DTC of their purchase. Beneficial Owners are, however, expected to receive written confirmations providing details of the transaction, as well as periodic statements of their holdings, from the Direct or Indirect Participant through which the Beneficial Owner entered into the transaction. Transfers of ownership interests in the debt securities are to be accomplished by entries made on the books of Direct and Indirect Participants acting on behalf of Beneficial Owners. Beneficial Owners will not receive certificates representing their ownership interests in debt securities, except in the event that use of the book-entry system for the debt securities is discontinued.

To facilitate subsequent transfers, all debt securities deposited by Direct Participants with DTC are registered in the name of DTC’s partnership nominee, Cede & Co. or such other name as may be requested by an authorized representative of DTC. The deposit of debt securities with DTC and their registration in the name of Cede & Co. or such other DTC nominee do not affect any change in beneficial ownership. DTC has no knowledge of the actual Beneficial Owners of the debt securities; DTC’s records reflect only the identity of the Direct Participants to whose accounts such debt securities are credited, which may or may not be the Beneficial Owners. The Direct and Indirect Participants will remain responsible for keeping account of their holdings on behalf of their customers.

Conveyance of notices and other communications by DTC to Direct Participants, by Direct Participants to Indirect Participants, and by Direct Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

Redemption notices shall be sent to DTC. If less than all of the debt securities within an issue are being redeemed, DTC’s practice is to determine by lot the amount of the interest of each Direct Participant in such issue to be redeemed.

Neither DTC nor Cede & Co. (nor such other DTC nominee) will consent or vote with respect to the Notes unless authorized by a Direct Participant in accordance with DTC’s Procedures. Under its usual procedures, DTC mails an Omnibus Proxy to us as soon as possible after the record date. The Omnibus Proxy assigns Cede & Co.’s consenting or voting rights to those Direct Participants to whose accounts the Notes are credited on the record date (identified in a listing attached to the Omnibus Proxy).

Redemption proceeds, distributions, and dividend payments on the Notes will be made to Cede & Co., or such other nominee as may be requested by an authorized representative of DTC. DTC’s practice is to credit Direct Participants’ accounts upon. DTC’s receipt of funds and corresponding detail information from us or the Trustee on the payment date in accordance with their respective holdings shown on DTC’s records. Payments by Participants to Beneficial Owners will be governed by standing instructions and customary practices, as is the case with securities held for the accounts of customers in bearer form or registered in “street name,” and will be the responsibility of such Participant and not of DTC nor its nominee, the Trustee, or us, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of redemption proceeds, distributions, and dividend payments to Cede & Co. (or such other nominee as may be requested by an authorized representative of DTC) is the responsibility of us, but disbursement of such payments to Direct Participants will be the responsibility of DTC, and disbursement of such payments to the Beneficial Owners will be the responsibility of Direct and Indirect Participants.

DTC may discontinue providing its services as securities depository with respect to the Notes at any time by giving reasonable notice to us or to the Trustee. Under such circumstances, in the event that a successor securities depository is not obtained, certificates are required to be printed and delivered. We may decide to discontinue use of the system of book-entry-only transfers through DTC (or a successor securities depository). In that event, certificates will be printed and delivered to DTC.

The information in this section concerning DTC and DTC’s book-entry system has been obtained from sources that we believe to be reliable, but we take no responsibility for the accuracy thereof.

DESCRIPTION OF OUR DEBT SECURITIES

We may issue debt securities in one or more series. The specific terms of each series of debt securities will be described in the particular prospectus supplement relating to that series. The prospectus supplement may or may not modify the general terms found in this prospectus and will be filed with the SEC. For a complete description of the terms of a particular series of debt securities, you should read both this prospectus and the prospectus supplement relating to that particular series.

As required by federal law for all bonds and notes of companies that are publicly offered, the debt securities are governed by a document called an “indenture.” An indenture is a contract between us and a financial institution acting as trustee on your behalf, and is subject to and governed by the Trust Indenture Act of 1939, as amended. The trustee has two main roles. First, the trustee can enforce your rights against us if we default. There are some limitations on the extent to which the trustee acts on your behalf, described in the second paragraph under “— Events of Default — Remedies If an Event of Default Occurs.” Second, the trustee performs certain administrative duties for us.

Because this section is a summary, it does not describe every aspect of the debt securities and the indenture. We urge you to read the indenture because it, and not this description, defines your rights as a holder of debt securities. For example, in this section, we use capitalized words to signify terms that are specifically defined in the indenture. Some of the definitions are repeated in this prospectus, but for the rest you will need to read the indenture. A copy of the form of indenture is attached as an exhibit to the registration statement of which this prospectus is a part. We will file a supplemental indenture with the SEC in connection with any debt offering, at which time the supplemental indenture would be publicly available. See “Available Information” for information on how to obtain a copy of the applicable indenture.

The prospectus supplement, which will accompany this prospectus, will describe the particular series of debt securities being offered, including, among other things:

●	the designation or title of the series of debt securities;
●	the total principal amount of the series of debt securities;
●	the percentage of the principal amount at which the series of debt securities will be offered;
●	the date or dates on which principal will be payable;
●	the rate or rates (which may be either fixed or variable) and/or the method of determining such rate or rates of interest, if any;
●	the date or dates from which any interest will accrue, or the method of determining such date or dates, and the date or dates on which any interest will be payable;
●	whether any interest may be paid by issuing additional securities of the same series in lieu of cash (and the terms upon which any such interest may be paid by issuing additional securities);
●	the terms for redemption, extension or early repayment, if any;
●	the currencies in which the series of debt securities are issued and payable;
●	whether the amount of payments of principal, premium or interest, if any, on a series of debt securities will be determined with reference to an index, formula or other method (which could be based on one or more currencies, commodities, equity indices or other indices) and how these amounts will be determined;
●	the place or places, if any, other than or in addition to the Borough of Manhattan in the City of New York, of payment, transfer, conversion and/or exchange of the debt securities;
●	the denominations in which the offered debt securities will be issued (if other than $1,000 and any integral multiple thereof);
●	the provision for any sinking fund;
●	any restrictive covenants;
●	any Events of Default;
●	whether the series of debt securities is issuable in certificated form;
●	any provisions for defeasance or covenant defeasance;
●	any special federal income tax implications, including, if applicable, U.S. federal income tax considerations relating to original issue discount;
●	whether and under what circumstances we will pay additional amounts in respect of any tax, assessment or governmental charge and, if so, whether we will have the option to redeem the debt securities rather than pay the additional amounts (and the terms of this option);
●	any provisions for convertibility or exchangeability of the debt securities into or for any other securities;
●	whether the debt securities are subject to subordination and the terms of such subordination;
●	whether the debt securities are secured and the terms of any security interest;
●	the listing, if any, on a securities exchange; and
●	any other terms.

The debt securities may be secured or unsecured obligations. Unless the prospectus supplement states otherwise, principal (and premium, if any) and interest, if any, will be paid by us in immediately available funds.

Generally, pursuant to the 1940 Act, our total borrowings are limited so that we cannot incur additional borrowings if immediately after such borrowing or issuance, the ratio of our total assets (less total liabilities other than indebtedness represented by senior securities) to our total indebtedness represented by senior securities plus preferred stock, if any, is at least 200%. However, legislation enacted in March 2018 has modified the 1940 Act by allowing a BDC to increase the maximum amount of leverage it may incur from an asset coverage ratio of 200% to an asset coverage ratio of 150%, if certain requirements are met. This means that generally, a BDC can borrow up to $1 for every $1 of investor equity or, if certain requirements are met and it reduces its asset coverage ratio, it can borrow up to $2 for every $1 of investor equity. The reduced asset coverage requirement would permit a BDC to double the amount of leverage it could incur. We are permitted to increase our asset coverage ratio to at least 150% if stockholders representing at least a majority of the votes cast, at an annual or special meeting at which quorum is met, approve a proposal to do so. On June 16, 2022, our stockholders approved the reduced asset coverage ratio at our 2022 annual meeting of stockholders. The reduced asset coverage ratio of 150% became effective upon receiving stockholder approval. We may also borrow amounts up to 5% of the value of our gross assets for temporary purposes without regard to asset coverage. For a discussion of the risks associated with leverage, see “Risk Factors—Risks Related to Business Development Companies—Regulations governing our operation as a business development company and RIC affect our ability to raise capital and the way in which we raise additional capital or borrow for investment purposes, which may have a negative effect on our growth. As a business development company, the necessity of raising additional capital may expose us to risks, including risks associated with leverage” in our most recent Annual Report on Form 10-K.

General

The indenture provides that any debt securities proposed to be sold under this prospectus and the accompanying prospectus supplement (“offered debt securities”) and any debt securities issuable upon the exercise of warrants or upon conversion or exchange of other offered securities (“underlying debt securities”), may be issued under the indenture in one or more series.

For purposes of this prospectus, any reference to the payment of principal of, or premium or interest, if any, on, debt securities will include additional amounts if required by the terms of the debt securities.

The indenture does not limit the amount of debt securities that may be issued thereunder from time to time. The indenture also provides that there may be more than one trustee thereunder, each with respect to one or more different series of indenture securities. See “— Resignation of Trustee” below. At a time when two or more trustees are acting under the indenture, each with respect to only certain series, the term “indenture securities” means the one or more series of debt securities with respect to which each respective trustee is acting. In the event that there is more than one trustee under the indenture, the powers and trust obligations of each trustee described in this prospectus will extend only to the one or more series of indenture securities for which it is trustee. If two or more trustees are acting under the indenture, then the indenture securities for which each trustee is acting would be treated as if issued under separate indentures.

Except as described under “— Events of Default” and “— Merger or Consolidation” below, the indenture does not contain any provisions that give you protection in the event we issue a large amount of debt or we are acquired by another entity.

We refer you to the prospectus supplement for information with respect to any deletions from, modifications of or additions to the Events of Default or our covenants that are described below, including any addition of a covenant or other provision providing event risk or similar protection.

We have the ability to issue indenture securities with terms different from those of indenture securities previously issued and, without the consent of the holders thereof, to reopen a previous issue of a series of indenture securities and issue additional indenture securities of that series unless the reopening was restricted when that series was created.

Conversion and Exchange

If any debt securities are convertible into or exchangeable for other securities, the prospectus supplement will explain the terms and conditions of the conversion or exchange, including the conversion price or exchange ratio (or the calculation method), the conversion or exchange period (or how the period will be determined), if conversion or exchange will be mandatory or at the option of the holder or us, provisions for adjusting the conversion price or the exchange ratio and provisions affecting conversion or exchange in the event of the redemption of the underlying debt securities. These terms may also include provisions under which the number or amount of other securities to be received by the holders of the debt securities upon conversion or exchange would be calculated according to the market price of the other securities as of a time stated in the prospectus supplement.

Issuance of Securities in Registered Form

We may issue the debt securities in registered form, in which case we may issue them either in book-entry form only or in “certificated” form. Debt securities issued in book-entry form will be represented by global securities. We expect that we will usually issue debt securities in book-entry only form represented by global securities.

Book-Entry Holders

We will issue registered debt securities in book-entry form only, unless we specify otherwise in the applicable prospectus supplement. This means debt securities will be represented by one or more global securities registered in the name of a depositary that will hold them on behalf of financial institutions that participate in the depositary’s book-entry system. These participating institutions, in turn, hold beneficial interests in the debt securities held by the depositary or its nominee. These institutions may hold these interests on behalf of themselves or customers.

Under the indenture, only the person in whose name a debt security is registered is recognized as the holder of that debt security. Consequently, for debt securities issued in book-entry form, we will recognize only the depositary as the holder of the debt securities and we will make all payments on the debt securities to the depositary. The depositary will then pass along the payments it receives to its participants, which in turn will pass the payments along to their customers who are the beneficial owners. The depositary and its participants do so under agreements they have made with one another or with their customers; they are not obligated to do so under the terms of the debt securities.

As a result, investors will not own debt securities directly. Instead, they will own beneficial interests in a global security, through a bank, broker or other financial institution that participates in the depositary’s book-entry system or holds an interest through a participant. As long as the debt securities are represented by one or more global securities, investors will be indirect holders, and not holders, of the debt securities.

Street Name Holders

In the future, we may issue debt securities in certificated form or terminate a global security. In these cases, investors may choose to hold their debt securities in their own names or in “street name.” Debt securities held in street name are registered in the name of a bank, broker or other financial institution chosen by the investor, and the investor would hold a beneficial interest in those debt securities through the account he or she maintains at that institution.

For debt securities held in street name, we will recognize only the intermediary banks, brokers and other financial institutions in whose names the debt securities are registered as the holders of those debt securities and we will make all payments on those debt securities to them. These institutions will pass along the payments they receive to their customers who are the beneficial owners, but only because they agree to do so in their customer agreements or because they are legally required to do so. Investors who hold debt securities in street name will be indirect holders, and not holders, of the debt securities.

Legal Holders

Our obligations, as well as the obligations of the applicable trustee and those of any third parties employed by us or the applicable trustee, run only to the legal holders of the debt securities. We do not have obligations to investors who hold beneficial interests in global securities, in street name or by any other indirect means. This will be the case whether an investor chooses to be an indirect holder of a debt security or has no choice because we are issuing the debt securities only in book-entry form.

For example, once we make a payment or give a notice to the holder, we have no further responsibility for the payment or notice even if that holder is required, under agreements with depositary participants or customers or by law, to pass it along to the indirect holders but does not do so. Similarly, if we want to obtain the approval of the holders for any purpose (for example, to amend an indenture or to relieve us of the consequences of a default or of our obligation to comply with a particular provision of an indenture), we would seek the approval only from the holders, and not the indirect holders, of the debt securities. Whether and how the holders contact the indirect holders is up to the holders.

When we refer to you, we mean those who invest in the debt securities being offered by this prospectus, whether they are the holders or only indirect holders of those debt securities. When we refer to your debt securities, we mean the debt securities in which you hold a direct or indirect interest.

Special Considerations for Indirect Holders

If you hold debt securities through a bank, broker or other financial institution, either in book-entry form or in street name, we urge you to check with that institution to find out:

●	how it handles securities payments and notices,
●	whether it imposes fees or charges,
●	how it would handle a request for the holders’ consent, if ever required,
●	whether and how you can instruct it to send you debt securities registered in your own name so you can be a holder, if that is permitted in the future for a particular series of debt securities,
●	how it would exercise rights under the debt securities if there were a default or other event triggering the need for holders to act to protect their interests, and
●	if the debt securities are in book-entry form, how the depositary’s rules and procedures will affect these matters.

Global Securities

As noted above, we usually will issue debt securities as registered securities in book-entry form only. A global security represents one or any other number of individual debt securities. Generally, all debt securities represented by the same global securities will have the same terms.

Each debt security issued in book-entry form will be represented by a global security that we deposit with and register in the name of a financial institution or its nominee that we select. The financial institution that we select for this purpose is called the depositary. Unless we specify otherwise in the applicable prospectus supplement, The Depository Trust Company, New York, New York, known as DTC, will be the depositary for all debt securities issued in book-entry form.

A global security may not be transferred to or registered in the name of anyone other than the depositary or its nominee, unless special termination situations arise. We describe those situations below under “—Special Situations when a Global Security Will Be Terminated”. As a result of these arrangements, the depositary, or its nominee, will be the sole registered owner and holder of all debt securities represented by a global security, and investors will be permitted to own only beneficial interests in a global security. Beneficial interests must be held by means of an account with a broker, bank or other financial institution that in turn has an account with the depositary or with another institution that has an account with the depositary. Thus, an investor whose security is represented by a global security will not be a holder of the debt security, but only an indirect holder of a beneficial interest in the global security.

Special Considerations for Global Securities

As an indirect holder, an investor’s rights relating to a global security will be governed by the account rules of the investor’s financial institution and of the depositary, as well as general laws relating to securities transfers. The depositary that holds the global security will be considered the holder of the debt securities represented by the global security.

If debt securities are issued only in the form of a global security, an investor should be aware of the following:

●	An investor cannot cause the debt securities to be registered in his or her name, and cannot obtain certificates for his or her interest in the debt securities, except in the special situations we describe below.
●	An investor will be an indirect holder and must look to his or her own bank or broker for payments on the debt securities and protection of his or her legal rights relating to the debt securities, as we describe under “—Issuance of Securities in Registered Form” above.
●	An investor may not be able to sell interests in the debt securities to some insurance companies and other institutions that are required by law to own their securities in non-book-entry form.
●	An investor may not be able to pledge his or her interest in a global security in circumstances where certificates representing the debt securities must be delivered to the lender or other beneficiary of the pledge in order for the pledge to be effective.
●	The depositary’s policies, which may change from time to time, will govern payments, transfers, exchanges and other matters relating to an investor’s interest in a global security. We and the trustee have no responsibility for any aspect of the depositary’s actions or for its records of ownership interests in a global security. We and the trustee also do not supervise the depositary in any way.
●	If we redeem less than all the debt securities of a particular series being redeemed, DTC’s practice is to determine by lot the amount to be redeemed from each of its participants holding that series.
●	An investor is required to give notice of exercise of any option to elect repayment of its debt securities, through its participant, to the applicable trustee and to deliver the related debt securities by causing its participant to transfer its interest in those debt securities, on DTC’s records, to the applicable trustee.
●	DTC requires that those who purchase and sell interests in a global security deposited in its book-entry system use immediately available funds. Your broker or bank may also require you to use immediately available funds when purchasing or selling interests in a global security.
●	Financial institutions that participate in the depositary’s book-entry system, and through which an investor holds its interest in a global security, may also have their own policies affecting payments, notices and other matters relating to the debt securities. There may be more than one financial intermediary in the chain of ownership for an investor. We do not monitor and are not responsible for the actions of any of those intermediaries.

Termination of a Global Security

If a global security is terminated, interests in it will be exchanged for certificates in non-book-entry form (certificated securities). After that exchange, the choice of whether to hold the certificated debt securities directly or in street name will be up to the investor. Investors must consult their own banks or brokers to find out how to have their interests in a global security transferred on termination to their own names, so that they will be holders. We have described the rights of legal holders and street name investors under “—Issuance of Securities in Registered Form” above.

The prospectus supplement may list situations for terminating a global security that would apply only to the particular series of debt securities covered by the prospectus supplement. If a global security is terminated, only the depositary, and not we or the applicable trustee, is responsible for deciding the names of the institutions in whose names the debt securities represented by the global security will be registered and, therefore, who will be the holders of those debt securities.

Payment and Paying Agents

We will pay interest to the person listed in the applicable trustee’s records as the owner of the debt security at the close of business on a particular day in advance of each due date for interest, even if that person no longer owns the debt security on the interest due date. That day, usually about two weeks in advance of the interest due date, is called the “record date.” Because we will pay all the interest for an interest period to the holders on the record date, holders buying and selling debt securities must work out between themselves the appropriate purchase price. The most common manner is to adjust the sales price of the debt securities to prorate interest fairly between buyer and seller based on their respective ownership periods within the particular interest period. This prorated interest amount is called “accrued interest.”

Payments on Global Securities

We will make payments on a global security in accordance with the applicable policies of the depositary as in effect from time to time. Under those policies, we will make payments directly to the depositary, or its nominee, and not to any indirect holders who own beneficial interests in the global security. An indirect holder’s right to those payments will be governed by the rules and practices of the depositary and its participants.

Payments on Certificated Securities

We will make payments on a certificated debt security as follows. We will pay interest that is due on an interest payment date to the holder of debt securities as shown on the trustee’s records as of the close of business on the regular record date at our office in New York, NY and/or at other offices that may be specified in the prospectus supplement. We will make all payments of principal and premium, if any, by check at the office of the applicable trustee in New York, NY and/or at other offices that may be specified in the prospectus supplement or in a notice to holders against surrender of the debt security.

Alternatively, at our option, we may pay any interest that becomes due on the debt security by mailing a check to the holder at his or her address shown on the trustee’s records as of the close of business on the regular record date or by transfer to an account at a bank in the United States, in either case, on the due date.

Payment When Offices Are Closed

Except as otherwise indicated in the applicable prospectus supplement, if any payment is due on a debt security on a day that is not a business day, we will make the payment on the next day that is a business day. Payments made on the next business day in this situation will be treated under the indenture as if they were made on the original due date, except as otherwise indicated in the applicable prospectus supplement. Such payment will not result in a default under any debt security or the indenture, and no interest will accrue on the payment amount from the original due date to the next day that is a business day.

Book-entry and other indirect holders should consult their banks or brokers for information on how they will receive payments on their debt securities.

Events of Default

You will have rights if an Event of Default occurs in respect of the debt securities of your series and is not cured, as described later in this subsection.

The term “Event of Default” in respect of the debt securities of your series means any of the following (unless the prospectus supplement relating to such debt securities states otherwise):

(1)	we default in the payment of any interest upon a debt securities of the series when due and payable and the default continues for a period of 30 days;
(2)	we default in the payment of the principal of (or premium, if any, on) a debt security of the series when it becomes due and payable at its maturity, including upon any redemption date or required repurchase date, and the default continues for a period of five days;
(3)	we fail for 60 consecutive days after written notice from the trustee or the holders of at least 25% in principal amount of the debt securities of the series then outstanding to us and the trustee, as applicable, has been received to comply with any of our other agreements with respect to debt securities of the series;
(4)	pursuant to Section 18(a)(1)(C)(ii) and Section 61 of the 1940 Act, or any successor provisions, on the last business day of each of 24 consecutive calendar months, any class of securities shall have an asset coverage (as such term is used in the 1940 Act) of less than 100%, giving effect to any amendments to such provisions of the 1940 Act or to any exemptive relief granted to us by the SEC;
(5)	we file for bankruptcy or certain events of bankruptcy, insolvency, or reorganization involving us occur and remain undischarged or unstayed for a period of 60 days;
(6)	we do not deposit any sinking fund payment in respect of debt securities of the series on its due date, and do not cure this default within five days; and
(7)	any other Event of Default in respect of debt securities of the series described in the applicable prospectus supplement occurs.

An Event of Default for a particular series of debt securities does not necessarily constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The trustee may withhold notice to the holders of debt securities of any default, except in the payment of principal, premium or interest, if it in good faith considers the withholding of notice to be in the interests of the holders.

Remedies If an Event of Default Occurs

If an Event of Default has occurred and has not been cured, the trustee or the holders of at least 25% in principal amount of the outstanding debt securities of the affected series may declare the entire principal amount of all the debt securities of that series to be due and immediately payable. This is called a declaration of acceleration of maturity. A declaration of acceleration of maturity may be canceled by the holders of a majority in principal amount of the outstanding debt securities of the affected series if (1) we have deposited with the trustee all amounts due and owing with respect to the securities (other than principal that has become due solely by reason of such acceleration) and certain other amounts, and (2) any other Events of Default have been cured or waived.

Except in cases of default, where the trustee has some special duties, the trustee is not required to take any action under the indenture at the request of any holders unless the holders offer the trustee reasonable protection from expenses and liability (called an “indemnity”). If indemnity satisfactory to the trustee is provided, the holders of a majority in principal amount of the outstanding debt securities of the relevant series may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the trustee. The trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.

Before you are allowed to bypass your trustee and bring your own lawsuit or other formal legal action or take other steps to enforce your rights or protect your interests relating to the debt securities, the following must occur:

●	You must give your trustee written notice that an Event of Default with respect to the relevant series of debt securities has occurred and remains uncured.
●	The holders of at least 25% in principal amount of all outstanding debt securities of the relevant series must make a written request that the trustee take action because of the default and must offer to the trustee security or indemnity satisfactory to it against the cost, expenses, and other liabilities of taking that action.
●	The trustee must not have taken action for 60 days after receipt of the above notice and offer of security or indemnity.
●	The holders of a majority in principal amount of the debt securities of that series must not have given the trustee a direction inconsistent with the above notice during that 60-day period.

However, you are entitled at any time to bring a lawsuit for the payment of money due on your debt securities on or after the due date.

Holders of a majority in principal amount of the debt securities of the affected series may waive any past defaults other than a default

●	in the payment of principal, any premium, or interest or
●	in respect of a covenant that cannot be modified or amended without the consent of each holder.

Book-entry and other indirect holders should consult their banks or brokers for information on how to give notice or direction to or make a request of the trustee and how to declare or cancel an acceleration of maturity.

Each year, we will furnish to each trustee a written statement of certain of our officers certifying that to their knowledge we are in compliance with the indenture and the debt securities or else specifying any default.

Merger, Consolidation or Sale of Assets

Unless the prospectus supplement relating to certain debt securities states otherwise, the indenture will provide that we will not merge or consolidate with or into any other person (other than a merger of a wholly-owned subsidiary into us), or sell, transfer, lease, convey or otherwise dispose of all or substantially all our property (provided that, for the avoidance of doubt, a pledge of assets pursuant to any secured debt instrument of the Company or its subsidiaries shall not be deemed to be any such sale, transfer, lease, conveyance or disposition; and provided further that this covenant shall not apply to any sale, transfer, lease, conveyance, or other disposition of all or substantially all of the Company’s property to a wholly-owned subsidiary of the Company) in any one transaction or series of related transactions unless:

●	we are the surviving person (the “Surviving Person”) or the Surviving Person (if other than us) formed by such merger or consolidation or to which such sale, transfer, lease, conveyance or disposition is made shall be a corporation or limited liability company organized and existing under the laws of the United States of America or any state or territory thereof;
●	the Surviving Person (if other than us) expressly assumes, by supplemental indenture in form reasonably satisfactory to the trustee, executed and delivered to the trustee by such Surviving Person, the due and punctual payment of the principal of, and premium, if any, and interest on, all the Notes outstanding, and the due and punctual performance and observance of all the covenants and conditions of the indenture to be performed by us;
●	immediately before and immediately after giving effect to such transaction or series of related transactions, no default or Event of Default shall have occurred and be continuing; and
●	we shall deliver, or cause to be delivered, to the trustee, an officers’ certificate and an opinion of counsel, each stating that such transaction and the supplemental indenture, if any, in respect thereto, comply with this covenant, that all conditions precedent in the indenture relating to such transaction have been complied with.

For the purposes of this covenant, the sale, transfer, lease, conveyance or other disposition of all the property of one or more of our subsidiaries, which property, if held by us instead of such subsidiaries, would constitute all or substantially all of our property on a consolidated basis, shall be deemed to be the transfer of all or substantially all of our property.

Although there is a limited body of case law interpreting the phrase “substantially all”, there is no precise established definition of the phrase under applicable law. Accordingly, in certain circumstances there may be a degree of uncertainty as to whether a particular transaction would involve “all or substantially all” of the properties or assets of a person. As a result, it may be unclear as to whether the merger, consolidation or sale of assets covenant would apply to a particular transaction as described above absent a decision by a court of competent jurisdiction.

Modification or Waiver

There are three types of changes we can make to the indenture and the debt securities issued thereunder.

Changes Requiring Approval

First, there are changes that we cannot make to the debt securities without the specific approval by the holders of debt securities. The following is a list of those types of changes:

●	change the stated maturity of the principal of or interest on the debt securities;
●	reduce any amounts due on the debt securities;
●	reduce the amount of principal payable upon acceleration of the maturity of a security following a default;
●	adversely affect any right of repayment at the holder’s option;
●	change the place (except as otherwise described in the prospectus or prospectus supplement) or currency of payment on a debt security;
●	impair your right to sue for payment;
●	adversely affect any right to convert or exchange a debt security in accordance with its terms;
●	modify the subordination provisions in the indenture in a manner that is adverse to outstanding holders of the debt securities;
●	reduce the percentage of holders of debt securities whose consent is needed to modify or amend the indenture;
●	reduce the percentage of holders of debt securities whose consent is needed to waive compliance with certain provisions of the indenture or to waive certain defaults;
●	modify certain of the provisions of the indenture dealing with supplemental indentures, modification and waiver of past defaults, changes to the quorum or voting requirements or the waiver of certain covenants; and
●	change any obligation we have to pay additional amounts.

Changes Not Requiring Approval

The second type of change does not require any vote by the holders of the debt securities. This type is limited to clarifications, establishment of the form or terms of new securities of any series as permitted by the indenture, and certain other changes that would not adversely affect holders of the outstanding debt securities in any material respect, including adding additional covenants or events of default. We also do not need any approval to make any change that affects only debt securities to be issued under the indenture after the change takes effect.

Changes Requiring Majority Approval

Any other change to the indenture and the debt securities would require the following approval:

●	If the change affects only one series of debt securities, it must be approved by the holders of a majority in principal amount of that series.
●	If the change affects more than one series of debt securities issued under the same indenture, it must be approved by the holders of a majority in principal amount of all of the series affected by the change, with all affected series voting together as one class for this purpose.

The holders of a majority in principal amount of a series of debt securities issued under an indenture, or all series, voting together as one class for this purpose, may waive our compliance with some of our covenants in that indenture. However, we cannot obtain a waiver of a payment default or of any of the matters covered by the bullet points included above under “— Changes Requiring Your Approval.”

Further Details Concerning Voting

When taking a vote, we will use the following rules to decide how much principal to attribute to a debt security:

●	For original issue discount securities, we will use the principal amount that would be due and payable on the voting date if the maturity of these debt securities were accelerated to that date because of a default.
●	For debt securities whose principal amount is not known (for example, because it is based on an index), we will use a special rule for that debt security described in the prospectus supplement.
●	For debt securities denominated in one or more foreign currencies, we will use the U.S. dollar equivalent.
●	Debt securities will not be considered outstanding, and therefore not eligible to vote, if we have deposited or set aside in trust money for their payment or redemption. Debt securities will also not be eligible to vote if they have been fully defeased as described later under “— Defeasance — Full Defeasance.”

We will generally be entitled to set any day as a record date for the purpose of determining the holders of outstanding indenture securities that are entitled to vote or take other action under the indenture. If we set a record date for a vote or other action to be taken by holders of one or more series, that vote or action may be taken only by persons who are holders of outstanding indenture securities of those series on the record date and must be taken within eleven months following the record date.

Book-entry and other indirect holders should consult their banks or brokers for information on how approval may be granted or denied if we seek to change the indenture or the debt securities or request a waiver.

Satisfaction and Discharge

We may satisfy and discharge our obligations under the indenture by delivering to the securities registrar for cancellation all debt securities of the series then outstanding or by depositing with the trustee, in trust, funds in U.S. dollars in an amount sufficient to pay all of the debt securities of the series then outstanding after such debt securities have become due and payable or will become due and payable within one year (or scheduled for redemption within one year). Such discharge is subject to terms contained in the indenture.

Defeasance

The following provisions will be applicable to each series of debt securities unless we state in the applicable prospectus supplement that the provisions of covenant defeasance and full defeasance will not be applicable to that series.

Covenant Defeasance

If certain conditions are satisfied, we can make the deposit described below and be released from some of the restrictive covenants in the indenture under which the particular series was issued. This is called “covenant defeasance.” In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your debt securities. If applicable, you also would be released from the subordination provisions described under “— Indenture Provisions — Subordination” below. In order to achieve covenant defeasance, we must do the following:

●	If the debt securities of a particular series are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of the debt securities of a particular series a combination of money and United States government or United States government agency notes or bonds that will generate enough cash, in the opinion of a nationally recognized investment bank, appraisal firm or firm of independent public accountants, to make interest, principal and any other payments on the debt securities of the particular series on their various due dates.
●	We must deliver to the trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing you to recognize income, gain or loss for U.S. federal income tax purposes as a result of such covenant defeasance or to be taxed on the debt securities any differently than if we did not make the deposit and repaid the debt securities at maturity.
●	We must deliver to the trustee a legal opinion and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with.
●	Covenant defeasance must not result in a breach or violation of, or result in a default under, the indenture or any of our other material agreements or instruments.
●	No default or Event of Default with respect to such debt securities and any coupons appertaining thereto shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days.
●	Satisfy the conditions for covenant defeasance contained in any supplemental indentures.

If we accomplished covenant defeasance, you can still look to us for repayment of the debt securities if there were a shortfall in the trust deposit or the trustee is prevented from making payment. For example, if one of the remaining Events of Default occurred (such as our bankruptcy) and the debt securities became immediately due and payable, there might be a shortfall. Depending on the event causing the default, you may not be able to obtain payment of the shortfall.

Legal Defeasance

If there is a change in U.S. federal tax law or we obtain an IRS ruling, as described below, we can legally release ourselves from all payment and other obligations on the debt securities of a particular series (called “defeasance” or “legal defeasance”) if we put in place the following other arrangements for you to be repaid:

●	If the debt securities of a particular series are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of the debt securities of a particular series a combination of money and United States government or United States government agency notes or bonds that will generate enough cash, in the opinion of a nationally recognized investment bank, appraisal firm or firm of independent public accountants, to make interest, principal and any other payments on the debt securities of the particular series on their various due dates.
●	We must deliver to the trustee a legal opinion confirming that there has been a change in current U.S. federal tax law or an IRS ruling that allows us to make the above deposit without causing you to recognize income, gain, or loss for U.S. federal income tax purposes as a result of such defeasance or to be taxed on the debt securities any differently than if we did not make the deposit and repaid the debt securities at maturity. Under current U.S. federal tax law, the deposit and our legal release from the debt securities would be treated as though we paid you your share of the cash and notes or bonds at the time the cash and notes or bonds were deposited in trust in exchange for your debt securities and you would recognize gain or loss on the debt securities at the time of the deposit.
●	We must deliver to the trustee a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with.
●	Defeasance must not result in a breach or violation of, or result in a default under, the indenture or any of our other material agreements or instruments.
●	No default or Event of Default with respect to such debt securities and any coupons appertaining thereto shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days.
●	Satisfy the conditions for covenant defeasance contained in any supplemental indentures.

If we ever accomplished legal defeasance, as described above, you would have to rely solely on the trust deposit for repayment of your debt securities. You could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors if we ever became bankrupt or insolvent. If applicable, you would also be released from the subordination provisions described later under “—Indenture Provisions — Subordination”.

Form, Exchange and Transfer of Certificated Registered Securities

If registered debt securities cease to be issued in book-entry form, they will be issued:

●	only in fully registered certificated form,
●	without interest coupons, and
●	unless we indicate otherwise in the prospectus supplement, in denominations of $1,000 and amounts that are multiples of $1,000.

Holders may exchange their certificated securities, if any, for debt securities of smaller denominations or combined into fewer debt securities of larger denominations, as long as the total principal amount is not changed and as long as the denomination is greater than the minimum denomination for such securities.

Holders may exchange or transfer their certificated securities, if any, at the office of their trustee. We have appointed the trustee to act as our agent for registering debt securities in the names of holders transferring debt securities. We may appoint another entity to perform these functions or perform them ourselves.

Holders will not be required to pay a service charge to transfer or exchange their certificated securities, if any, but they may be required to pay any tax or other governmental charge associated with the transfer or exchange. The transfer or exchange will be made only if our transfer agent is satisfied with the holder’s proof of legal ownership.

If we have designated additional transfer agents for your debt security, they will be named in your prospectus supplement. We may appoint additional transfer agents or cancel the appointment of any particular transfer agent. We may also approve a change in the office through which any transfer agent acts.

If any certificated securities of a particular series are redeemable and we redeem less than all the debt securities of that series, we may block the transfer or exchange of those debt securities during the period beginning 15 days before the day we mail the notice of redemption and ending on the day of that mailing, in order to freeze the list of holders to prepare the mailing. We may also refuse to register transfers or exchanges of any certificated securities selected for redemption, except that we will continue to permit transfers and exchanges of the unredeemed portion of any debt security that will be partially redeemed.

If a registered debt security is issued in book-entry form, only the depositary will be entitled to transfer and exchange the debt security as described in this subsection, since it will be the sole holder of the debt security.

Resignation of Trustee

Each trustee may resign or be removed with respect to one or more series of indenture securities provided that a successor trustee is appointed to act with respect to these series and has accepted such appointment. In the event that two or more persons are acting as trustee with respect to different series of indenture securities under the indenture, each of the trustees will be a trustee of a trust separate and apart from the trust administered by any other trustee.

Indenture Provisions — Subordination

Upon any distribution of our assets upon our dissolution, winding up, liquidation or reorganization, the payment of the principal of (and premium, if any) and interest, if any, on any indenture securities denominated as subordinated debt securities is to be subordinated to the extent provided in the indenture in right of payment to the prior payment in full of all Senior Indebtedness (as defined below), but our obligation to you to make payment of the principal of (and premium, if any) and interest, if any, on such subordinated debt securities will not otherwise be affected. In addition, no payment on account of principal (or premium, if any), sinking fund or interest, if any, may be made on such subordinated debt securities at any time unless full payment of all amounts due in respect of the principal (and premium, if any), sinking fund and interest on Senior Indebtedness has been made or duly provided for in money or money’s worth.

In the event that, notwithstanding the foregoing, any payment by us is received by the trustee in respect of subordinated debt securities or by the holders of any of such subordinated debt securities before all Senior Indebtedness is paid in full, the payment or distribution must be paid over to the holders of the Senior Indebtedness or on their behalf for application to the payment of all the Senior Indebtedness remaining unpaid until all the Senior Indebtedness has been paid in full, after giving effect to any concurrent payment or distribution to the holders of the Senior Indebtedness. Subject to the payment in full of all Senior Indebtedness upon this distribution by us, the holders of such subordinated debt securities will be subrogated to the rights of the holders of the Senior Indebtedness to the extent of payments made to the holders of the Senior Indebtedness out of the distributive share of such subordinated debt securities.

By reason of this subordination, in the event of a distribution of our assets upon our insolvency, certain of our senior creditors may recover more, ratably, than holders of any subordinated debt securities. The indenture provides that these subordination provisions will not apply to money and securities held in trust under the defeasance provisions of the indenture.

“Senior Indebtedness” is defined in the indenture as the principal of (and premium, if any) and unpaid interest on:

●	our indebtedness (including indebtedness of others guaranteed by us), whenever created, incurred, assumed or guaranteed, for money borrowed (other than indenture securities issued under the indenture and denominated as subordinated debt securities), unless in the instrument creating or evidencing the same or under which the same is outstanding it is provided that this indebtedness is not senior or prior in right of payment to the subordinated debt securities, and
●	renewals, extensions, modifications and refinancings of any of this indebtedness.

If this prospectus is being delivered in connection with the offering of a series of indenture securities denominated as subordinated debt securities, the accompanying prospectus supplement will set forth the approximate amount of our Senior Indebtedness outstanding as of a recent date.

Secured Indebtedness and Ranking

We may issue two types of unsecured indebtedness obligations: senior and subordinated. Senior unsecured indebtedness obligations refer to those that rank senior in right of payment to all of our future indebtedness that is expressly subordinated in right of payment to such indebtedness. Subordinated unsecured indebtedness obligations refer to those that are expressly subordinated in right of payment to other unsecured obligations.

Certain of our indebtedness, including certain series of indenture securities, may be secured. The prospectus supplement for each series of indenture securities will describe the terms of any security interest for such series and will indicate the approximate amount of our secured indebtedness as of a recent date. Any unsecured indenture securities will effectively rank junior to any secured indebtedness, including any secured indenture securities, that we incur in the future to the extent of the value of the assets securing such future secured indebtedness. Our debt securities, whether secured or unsecured, will rank structurally junior to all existing and future indebtedness (including trade payables) incurred by our subsidiaries, financing vehicles or similar facilities, with respect to claims on the assets of any such subsidiaries, financing vehicles, or similar facilities.

In the event of our bankruptcy, liquidation, reorganization or other winding up, any of our assets that secure secured debt will be available to pay obligations on unsecured debt securities only after all indebtedness under such secured debt has been repaid in full from such assets. We advise you that there may not be sufficient assets remaining to pay amounts due on any or all unsecured debt securities then outstanding after fulfillment of this obligation. As a result, the holders of unsecured indenture securities may recover less, ratably, than holders of any of our secured indebtedness.

The Trustee under the Indenture

We intend to use a nationally recognized financial institution to serve as the trustee under the indenture.

Certain Considerations Relating To Foreign Currencies

Debt securities denominated or payable in foreign currencies may entail significant risks. These risks include the possibility of significant fluctuations in the foreign currency markets, the imposition or modification of foreign exchange controls and potential illiquidity in the secondary market. These risks will vary depending upon the currency or currencies involved and will be more fully described in the applicable prospectus supplement.

Book-Entry Debt Securities

Unless otherwise specified in the applicable prospectus supplement, the debt securities will be issued in book-entry form, and the Depository Trust Company, or DTC, will act as securities depository for the debt securities. Unless otherwise specified in the applicable prospectus supplement, the debt securities will be issued as fully registered securities registered in the name of Cede & Co. (DTC’s partnership nominee) or such other name as may be requested by an authorized representative of DTC. One fully registered certificate will be issued for the debt securities, in the aggregate principal amount of such issue, and will be deposited with DTC. If, however, the aggregate principal amount of any issue exceeds $500 million, one certificate will be issued with respect to each $500 million of principal amount, and an additional certificate will be issued with respect to any remaining principal amount of such issue.

DTC has advised us that it is:

●	a limited purpose trust company organized under the laws of the State of New York;
●	a “banking organization” within the meaning of the New York State Banking Law;
●	a member of the Federal Reserve System;
●	a “clearing corporation” within the meaning of the Uniform Commercial Code; and
●	a “clearing agency” registered under Section 17A of the Exchange Act.

DTC was created to hold securities for its participants and to facilitate the clearance and settlement of securities transactions between its participants through electronic book-entry changes to the accounts of its participants. DTC’s participants, or Direct Participants, include securities brokers and dealers, including the underwriters; banks and trust companies; clearing corporations and other organizations. Indirect access to DTC’s system is also available to others such as banks, brokers, dealers and trust companies; these indirect participants clear through or maintain a custodial relationship with a DTC participant, either directly or indirectly. Investors who are not DTC participants may beneficially own securities held by or on behalf of DTC only through DTC participants or indirect participants in DTC.

DTC is a wholly-owned subsidiary of The Depository Trust & Clearing Corporation, or DTCC. DTCC is the holding company for DTC, National Securities Clearing Corporation and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. Access to the DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly, or Indirect Participants. The DTC Rules applicable to its Participants are on file with the SEC.

Purchases of debt securities under the DTC system must be made by or through Direct Participants, which will receive a credit for the debt securities on DTC’s records. The ownership interest of each actual purchaser of each security, or Beneficial Owner, is in turn to be recorded on the Direct and Indirect Participants’ records. Beneficial Owners will not receive written confirmation from DTC of their purchase. Beneficial Owners are, however, expected to receive written confirmations providing details of the transaction, as well as periodic statements of their holdings, from the Direct or Indirect Participant through which the Beneficial Owner entered into the transaction. Transfers of ownership interests in the debt securities are to be accomplished by entries made on the books of Direct and Indirect Participants acting on behalf of Beneficial Owners. Beneficial Owners will not receive certificates representing their ownership interests in debt securities, except in the event that use of the book-entry system for the debt securities is discontinued.

To facilitate subsequent transfers, all debt securities deposited by Direct Participants with DTC are registered in the name of DTC’s partnership nominee, Cede & Co. or such other name as may be requested by an authorized representative of DTC. The deposit of debt securities with DTC and their registration in the name of Cede & Co. or such other DTC nominee do not effect any change in beneficial ownership. DTC has no knowledge of the actual Beneficial Owners of the debt securities; DTC’s records reflect only the identity of the Direct Participants to whose accounts such debt securities are credited, which may or may not be the Beneficial Owners. The Direct and Indirect Participants will remain responsible for keeping account of their holdings on behalf of their customers.

Conveyance of notices and other communications by DTC to Direct Participants, by Direct Participants to Indirect Participants, and by Direct Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

Redemption notices shall be sent to DTC. If less than all of the debt securities within an issue are being redeemed, DTC’s practice is to determine by lot the amount of the interest of each Direct Participant in such issue to be redeemed.

Neither DTC nor Cede & Co. (nor any other DTC nominee) will consent or vote with respect to the debt securities unless authorized by a Direct Participant in accordance with DTC’s Procedures. Under its usual procedures, DTC mails an Omnibus Proxy to us as soon as possible after the record date. The Omnibus Proxy assigns Cede & Co.’s consenting or voting rights to those Direct Participants to whose accounts the debt securities are credited on the record date (identified in a listing attached to the Omnibus Proxy).

Redemption proceeds, distributions, and interest payments on the debt securities will be made to Cede & Co., or such other nominee as may be requested by an authorized representative of DTC. DTC’s practice is to credit Direct Participants’ accounts upon DTC’s receipt of funds and corresponding detail information from us or the trustee on the payment date in accordance with their respective holdings shown on DTC’s records. Payments by Participants to Beneficial Owners will be governed by standing instructions and customary practices, as is the case with securities held for the accounts of customers in bearer form or registered in “street name,” and will be the responsibility of such Participant and not of DTC or its nominee, the trustee, or us, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of redemption proceeds, distributions, and interest payments to Cede & Co. (or such other nominee as may be requested by an authorized representative of DTC) is the responsibility of us or the trustee, but disbursement of such payments to Direct Participants will be the responsibility of DTC, and disbursement of such payments to the Beneficial Owners will be the responsibility of Direct and Indirect Participants.

DTC may discontinue providing its services as depository with respect to the debt securities at any time by giving reasonable notice to us or to the trustee. Under such circumstances, in the event that a successor depository is not obtained, certificates are required to be printed and delivered. We may decide to discontinue use of the system of book-entry-only transfers through DTC (or a successor securities depository). In that event, certificates will be printed and delivered to DTC.

The information in this section concerning DTC and DTC’s book-entry system has been obtained from sources that we believe to be reliable, but we take no responsibility for the accuracy thereof.

Long Term Debt, Title [Text Block]	7.25% notes due 2031
Long Term Debt, Principal	$ 100,000,000
Long Term Debt, Structuring [Text Block]
●	will mature on February 3, 2031, unless redeemed prior to maturity;
●	will be issued in denominations of $25 and integral multiples of $25 in excess thereof;
●	will be redeemable by us in whole or in part at any time or from time to time on and after February 3, 2028, at a redemption price of $25 per Note plus accrued and unpaid interest payments otherwise payable for the then-current quarterly interest period accrued to the date fixed for redemption as described under “Redemption and Repayment” below; and
●	are expected to be listed on Nasdaq within 30 days of the original issue date.

Long Term Debt, Dividends and Covenants [Text Block]	The Notes will be issued under a base indenture, dated as of July 28, 2022, and the third supplemental indenture thereto, to be entered into between us and U.S. Bank Trust Company, National Association, as trustee (the “Trustee”).
Outstanding Securities [Table Text Block]

The following presents our outstanding classes of securities as of March 14, 2025:

Amount
Outstanding
		Amount Held	Exclusive of
	Amount	by Us or for	Amount Held by Us
Title of Class	Authorized	Our Account	or for Our Account
Common Stock	100,000,000	—	37,347,428

The Notes Will Be Unsecured And Therefore Will Be Effectively Subordinated To Any Secured Indebtedness We Have Currently Incurred Or May Incur In The Future [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Notes will be unsecured and therefore will be effectively subordinated to any secured indebtedness we have currently incurred or may incur in the future.

The Notes will not be secured by any of our assets or any of the assets of our subsidiaries. As a result, the Notes are effectively subordinated to any secured indebtedness we or our subsidiaries have currently incurred or may incur in the future (or any indebtedness that is initially unsecured to which we subsequently grant security) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes. As of January 23, 2026, our total indebtedness was approximately $422.3 million, $183.0 million of which was secured.

The Notes Will Be Structurally Subordinated To The Indebtedness And Other Liabilities Of Our Subsidiaries [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Notes will be structurally subordinated to the indebtedness and other liabilities of our subsidiaries.

The Notes are obligations exclusively of Runway Growth Finance Corp., and not of any of our subsidiaries, including any subsidiaries we may acquire or create in the future. Our only current subsidiary is not a guarantor of the Notes, and the Notes are not required to be guaranteed by any subsidiaries we may acquire or create in the future. The assets of such subsidiaries are not directly available to satisfy the claims of our creditors, including the holders of the Notes.

Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors (including trade creditors) and holders of preferred stock, if any, of our subsidiaries have priority over our equity interests in such subsidiaries (and therefore the claims of our creditors, including holders of the Notes) with respect to the assets of such subsidiaries. Even if we are recognized as a creditor of one or more of our subsidiaries, our claims are effectively subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to our claims. Consequently, the Notes will be structurally subordinated to all indebtedness and other liabilities (including trade payables) of our subsidiary and any subsidiaries that we may in the future acquire or establish as financing vehicles or otherwise.

In addition, our subsidiaries may incur substantial additional indebtedness in the future, all of which would be structurally senior to the Notes.

The Indenture Under Which The Notes Will Be Issued Contains Limited Protection For Holders Of The Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The indenture under which the Notes will be issued contains limited protection for holders of the Notes.

The indenture under which the Notes will be issued offers limited protection to holders of the Notes. The terms of the indenture and the Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have a material adverse impact on investments in the Notes. In particular, the terms of the indenture and the Notes will not place any restrictions on our or our subsidiaries’ ability to:

●	issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the values of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in our subsidiaries and therefore rank structurally senior to the Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) of the 1940 Act as modified by Section 61(a)(1) and (2) of the 1940 Act or any successor provisions, as such obligations may be amended or superseded, giving effect to any exemptive relief granted to us by the SEC;
●	pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes;
●	sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);
●	enter into transactions with affiliates;
●	create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;
●	make investments; or
●	create restrictions on the payment of dividends or other amounts to us from our subsidiaries.

In addition, the indenture does not require us to offer to purchase the Notes in connection with a change of control or any other event. Furthermore, the terms of the indenture and the Notes do not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity.

Our ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of the Notes may have important consequences for holders of the Notes, including making it more difficult for us to satisfy our obligations with respect to the Notes or negatively affecting the trading value of the Notes.

Certain of our current debt instruments include more protections for their holders than the indenture and the Notes. In addition, other debt we issue or incur in the future could contain more protections for its holders than the indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the Notes.

An Active Trading Market For The Notes Does Not Currently Exist And May Not Develop, Which Could Limit A Holder’S Ability To Sell The Notes Or Affect The Market Price Of The Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

An active trading market for the Notes does not currently exist and may not develop, which could limit a holder’s ability to sell the Notes or affect the market price of the Notes. Moreover, if the Notes are no longer rated, the Notes may be subject to greater price volatility than rated notes and particularly similar securities with an investment grade rating.

The Notes are a new issue of debt securities for which there currently is no trading market, and there is no guarantee that an active trading market will develop. We intend to list the Notes on Nasdaq within 30 days of the original issue date under the ticker symbol “RWAYI.” Although we expect the Notes to be listed on Nasdaq, we cannot provide any assurances that we will successfully list the Notes, that an active trading market will develop for the Notes or that you will be able to sell your Notes. If the Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, the time remaining to the maturity of the Notes, the outstanding principal amount of debt securities with terms identical to the Notes, the supply of debt securities trading in the secondary market, if any, the redemption or repayment features, if any, of the Notes, general economic conditions, our financial condition, performance, prospects and other factors. If the Notes are no longer rated, this could impact their trading and subject them to greater price volatility. To the extent they are rated and received a non-investment grade rating, their price and trading activity could be negatively impacted. Moreover, if a rating agency assigns the Notes a non-investment grade rating, the Notes may be subject to greater price volatility than securities of similar maturity without such a non- investment grade rating. Certain of the underwriters have advised us that they intend to make a market in the Notes, but they are not obligated to do so. Such underwriters may discontinue any market-making in the Notes at any time at their sole discretion. Accordingly, we cannot assure you that a liquid trading market will develop for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.

Our Credit Ratings May Not Reflect All Risks Of An Investment In The Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our credit ratings may not reflect all risks of an investment in the Notes.

Our credit ratings are an assessment by third parties of our ability to pay our obligations. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes. Our credit ratings, however, may not reflect the potential impact of risks related to market conditions generally or other factors discussed above on the market value of or trading market for the Notes.

The Optional Redemption Provision May Materially Adversely Affect Your Return On The Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The optional redemption provision may materially adversely affect your return on the Notes.

The Notes are redeemable in whole or in part at any time or from time to time on or after February 3, 2028, at our sole option at $25. We may choose to redeem the Notes at times when prevailing interest rates are lower than the interest rate paid on the Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the Notes being redeemed.

If We Default On Our Obligations To Pay Our Other Indebtedness, We May Not Be Able To Make Payments On The Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If we default on our obligations to pay our other indebtedness, we may not be able to make payments on the Notes.

Any default under the agreements governing our indebtedness, including a default under the Credit Facility, the July 2027 Notes, the December 2027 Notes, the April 2028 Notes or other indebtedness to which we may be a party that is not waived by the required lenders or holders thereunder, and the remedies sought by the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on the Notes and substantially decrease the market value of the Notes. If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, in the instruments governing our indebtedness, we could be in default under the terms of the agreements governing such indebtedness. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lenders under either of the Credit Facility or other debt we may incur in the future could elect to terminate their commitments, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation. If our operating performance declines, we may in the future need to seek to obtain waivers from the required lenders under the Credit Facility, or from the holders of the July 2027 Notes, the December 2027 Notes, the April 2028 Notes or other debt that we may incur in the future to avoid being in default. If we breach our covenants under any of the Credit Facility, the July 2027 Notes, the December 2027 Notes, the April 2028 Notes or other debt and seek a waiver, we may not be able to obtain a waiver from the required lenders or holders. If this occurs, we would be in default and our lenders or debt holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation. If we are unable to repay debt, lenders having secured obligations, including the lenders under the Credit Facility, could proceed against the collateral securing the debt. Because the Credit Facility has, and any future debt will likely have, customary cross-default provisions, if the indebtedness thereunder or under any future indebtedness is accelerated, we may be unable to repay or finance the amounts due.

Our Shares Of Common Stock Have Traded At A Discount From Net Asset Value And May Do So In The Future, Which Could Limit Our Ability To Raise Additional Equity Capital [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our shares of common stock have traded at a discount from net asset value and may do so in the future, which could limit our ability to raise additional equity capital.

Shares of closed-end investment companies frequently trade at a market price that is less than the net asset value that is attributable to those shares. This characteristic of closed-end investment companies is separate and distinct from the risk that our net asset value per share may decline. It is not possible to predict whether shares of our common stock will trade at, above or below net asset value. In addition, in recent periods, the shares of BDCs as an industry traded below net asset value. When our common stock is trading below its net asset value per share, we will generally not be able to issue additional shares of our common stock at its market price without first obtaining approval for such issuance from our stockholders and our independent directors. We do not have stockholder approval to sell shares of our common stock at a price below our net asset value per share.

Fatca Withholding May Apply To Payments To Certain Foreign Entities. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

FATCA withholding may apply to payments to certain foreign entities.

Payments made under the Notes to a foreign financial institution, or “FFI,” or non-financial foreign entity, or “NFFE” (including such an institution or entity acting as an intermediary), may be subject to a U.S. withholding tax of 30% under U.S. Foreign Account Tax Compliance Act provisions of the Code (commonly referred to as “FATCA”). This withholding tax may apply to payments of interest on the Notes as well unless the FFI or NFFE complies with certain information reporting, withholding, identification, certification and related requirements imposed by FATCA. Depending upon the status of a holder and the status of an intermediary through which any Notes are held, the holder could be subject to this 30% withholding tax in respect of any interest paid or deemed paid on the Notes. You should consult your own tax advisors regarding FATCA and how it may affect your investment in the Notes. See “United States Federal Income Tax Consequences — Taxation of Note Holders — FATCA Withholding on Payments to Certain Foreign Entities” in this prospectus supplement for more information.

Notes 2027 [Member]
Financial Highlights [Abstract]
Senior Securities Amount							$ 152,250,000			$ 152,250,000				$ 152,250,000
Senior Securities Coverage per Unit							$ 4,332			$ 4,593				$ 4,784
Notes 2026 [Member]
Financial Highlights [Abstract]
Senior Securities Amount							$ 95,000,000			$ 95,000,000				$ 70,000,000					$ 20,000,000
Senior Securities Coverage per Unit							$ 6,341			$ 6,759				$ 9,229					$ 31,310
Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount							$ 302,000,000			$ 272,000,000				$ 337,000,000					$ 61,000,000	$ 99,000,000	$ 61,000,000
Senior Securities Coverage per Unit							$ 2,680			$ 3,011				$ 2,709					$ 10,938	$ 5,710	$ 7,169
Credit Facility With CIBC [Member]
Financial Highlights [Abstract]
Senior Securities Amount																						$ 59,500,000
Senior Securities Coverage per Unit																						$ 3,813
Preferred Stock 1 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Stock
Security Voting Rights [Text Block]	the holders of shares of preferred stock, if any are issued, must be entitled as a class voting separately to elect two directors at all times and to elect a majority of the directors if distributions on such preferred stock are in arrears by two full years or more.
Preferred Stock Restrictions, Other [Text Block]	immediately after issuance and before any dividend or other distribution is made with respect to common stock and before any purchase of common stock is made, such preferred stock together with all other senior securities must not exceed an amount equal to 50% of our total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be,
Common Stock 1 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Stock
Security Dividends [Text Block]	Distributions may be paid to the holders of our common stock if, as and when authorized by our Board and declared by us out of assets legally available therefor.
Security Voting Rights [Text Block]	Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors.
Security Liquidation Rights [Text Block]	In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Security Preemptive and Other Rights [Text Block]	Shares of our common stock have no preemptive, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract.
Outstanding Security, Title [Text Block]				common stock
Outstanding Security, Authorized [Shares]				100,000,000
Outstanding Security, Held [Shares]				37,347,428